             As filed with the Securities and Exchange Commission

                             on December 21, 2000

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /   x   /
                                                                -------

 Pre-Effective Amendment No. /____/      Post-Effective Amendment No.  /____/

                       SCUDDER INTERNATIONAL FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

                   345 Park Avenue, New York, New York 10154
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                       Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

          Caroline Pearson, Esq.             Joseph R. Fleming, Esq.
          Scudder Kemper Investments, Inc.   Dechert
          Two International Place            Ten Post Office Square - South
          Boston, MA 02110-4103              Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                   Shares of Capital Stock ($.01 par value)
           of Scudder International Fund, a series of the Registrant


--------------------------------------------------------------------------------

   It is proposed that this filing will become effective on January 20, 2001 pursuant to Rule 488
                       under the Securities Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                           KEMPER INTERNATIONAL FUND

     Please take notice that a Special Meeting of Shareholders (the "Meeting") of Kemper International Fund (the "Fund") will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on May 24, 2001, at 4:00 p.m., Eastern time, for the following purposes:

     Proposal 1:  To elect Trustees of the Fund.

     Proposal 2:  To approve an Agreement and Plan of Reorganization for the
                  Fund (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder International Fund, (ii) each shareholder of the Fund would receive shares of Scudder International Fund of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of their holdings in the Fund, and (iii) the Fund would then be terminated.

     Proposal 3:  To ratify the selection of Ernst & Young LLP as the independent auditors for the Fund for the Fund's current fiscal year.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                 By Order of the Board,

                                 /s/ Philip J. Collora

                                 Philip J. Collora
                                 Secretary
March 6, 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION............................................................   __

PROPOSAL 1:  ELECTION OF TRUSTEES.......................................   __

PROPOSAL 2:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION...........   __

             SYNOPSIS...................................................   __

             PRINCIPAL RISK FACTORS.....................................   __

             THE PROPOSED TRANSACTION...................................   __

PROPOSAL 3:  RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
             AUDITORS...................................................   __

ADDITIONAL INFORMATION..................................................   __

                          PROXY STATEMENT/PROSPECTUS
                                March [_], 2001
                 Relating to the acquisition of the assets of
                           KEMPER INTERNATIONAL FUND
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                                   (800) [_]
                          --------------------------

               by and in exchange for shares of capital stock of
                          SCUDDER INTERNATIONAL FUND,
                             a separate series of
        SCUDDER INTERNATIONAL FUND, INC. (the "Acquiring Corporation")
                                345 Park Avenue
                           New York, New York 10154
                                   (800) [_]

                          --------------------------

                                 INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to shareholders of Kemper International Fund (the "Fund") in connection with three proposals. Proposal 1 describes the election of Trustees and Proposal 3 proposes the ratification of the selection of the Fund's auditors.

     In Proposal 2, shareholders are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder International Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of capital stock of Scudder International Fund and the assumption by Scudder International Fund of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder International Fund received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Scudder International Fund and will receive shares of Scudder International Fund in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about June 18, 2001.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Proposals 1 and 2 arise out of a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), the investment manager of both the Fund and Scudder International Fund, described in more detail below. The restructuring program is designed to respond to changing industry conditions and investor needs. Scudder Kemper seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to Kemper Funds shareholders.

     Scudder International Fund is a diversified series of shares of capital stock of the Acquiring Corporation, which is an open-end management investment company organized as a Maryland corporation. The Fund, which is also diversified, is the only active series of shares of beneficial interest of Kemper International Fund (the "Acquired Trust"), an open-end management investment company organized as a Massachusetts business trust.

     In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Scudder International Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken either by the Acquired Trust or the Acquiring Corporation, on behalf of the applicable Fund.

     This Proxy Statement/Prospectus sets forth concisely the information about Scudder International Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder International Fund, see Scudder International Fund's prospectus dated December 29, 2000, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated March 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

     Also incorporated herein by reference is Scudder International Fund's statement of additional information dated December 29, 2000, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder International Fund at the telephone number or address listed above. A Statement of Additional Information, dated March [ ], 2001, containing additional information about the Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Scudder International Fund at the telephone number or address listed above. Shareholder inquiries regarding Scudder International Fund
may be made by calling (800) [    ] and shareholder inquiries regarding the Fund
may be made by calling (800) [    ]. The information contained in this document
concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

     The Board of Trustees that oversees the Fund is soliciting proxies from shareholders of the Fund for the Special Meeting of Shareholders to be held on May 24, 2001, at Scudder Kemper's offices, 13th Floor, Two International Place, Boston, MA 02110-4103 at 4:00 p.m. (Eastern time), and at any and all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about March 6, 2001 or as soon as practicable thereafter.

     The Board of Trustees unanimously recommends that shareholders vote FOR the nominees listed in Proposal 1, and FOR Proposals 2 and 3.

                       PROPOSAL 1:  ELECTION OF TRUSTEES

     At the Meeting, shareholders will be asked to elect eleven individuals to constitute the Board of Trustees to oversee the Fund. Shareholders are being asked to elect these individuals to the Board of Trustees in case the Plan, as described under Proposal 2, is not approved by shareholders. However, if the Plan is approved, the current Board of Directors of the Acquiring Corporation will oversee the operations of the combined fund (see "Synopsis - Other Differences Between the Funds" under Proposal 2).

     As discussed further below, Scudder Kemper commenced an initiative to restructure and streamline the management and operations of the funds it advises. In connection with that initiative, the Independent Trustees (as defined below) of the two separate boards of Kemper Funds proposed to consolidate into a single board. The eleven individuals who have been nominated for election as Trustees of the Fund were nominated after careful consideration by the present Board of Trustees. The nominees are listed below. Seven of the nominees are currently Trustees of the Fund and three of the nominees are currently trustees or directors of other Kemper Funds. One of the nominees, although not currently a trustee or director of any Kemper Fund, is a senior executive officer at Scudder Kemper. These eleven nominees are also being nominated for election as trustees or directors of most of the other Kemper Funds. The proposed slate of nominees reflects an effort to consolidate the two separate boards who have historically supervised different Kemper Funds. The proposed consolidation is expected to provide administrative efficiencies to both the Funds and Scudder Kemper.

     The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee commencing on July 1, 2001 and until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Fund. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following tables present information about the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's date of birth is in parentheses after his or her name. Unless otherwise noted, (i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following tables for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606.

Nominees for Election as Trustees:

------------------------------------------------------------------------------
                                                                 Year First
Name (Date of Birth), Principal Occupation and Affiliations    Became a Board
                                                                   Member
------------------------------------------------------------------------------

John W. Ballantine (2/16/46),/(1)/ Retired; formerly, First
Chicago NBD Corporation/The First National Bank of
Chicago: 1996-1998 Executive Vice President and Chief Risk          1999
Management Officer; 1995-1996 Executive Vice President and
Head of International Banking.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                 Year First
Name  (Date of Birth), Principal Occupation and Affiliations   Became a Board
                                                                   Member
------------------------------------------------------------------------------

Lewis A. Burnham (1/8/33),/(1)/ Retired; formerly, Partner,
Business Resources Group; formerly, Executive Vice                  1981
President, Anchor Glass Container Corporation.
------------------------------------------------------------------------------

Linda C. Coughlin (1/1/52),*/(2)/ Managing Director, Scudder        2000
Kemper.
------------------------------------------------------------------------------

Donald L. Dunaway (3/8/37),/(1)/ Retired; formerly, Executive
Vice President, A.O. Smith Corporation (diversified                 1981
manufacturer).
------------------------------------------------------------------------------

James R. Edgar (7/22/46),/(3)/ Distinguished Fellow,              Nominee
University of Illinois Institute of Government and Public
Affairs; Director, Kemper Insurance Companies (not
affiliated with the Kemper Funds); formerly, Governor,
State of Illinois.
------------------------------------------------------------------------------

William F. Glavin (8/30/58),* Managing Director, Scudder          Nominee
Kemper.
------------------------------------------------------------------------------

Robert B. Hoffman (12/11/36),/(1)/ Retired; formerly,
Chairman, Harnischfeger Industries, Inc.  (machinery for
the mining and paper industries); formerly, Vice Chairman
and Chief Financial Officer, Monsanto Company
(agricultural, pharmaceutical and nutritional/food                  1981
products); formerly, Vice President, Head of International
Operations, FMC Corporation (manufacturer of machinery and
chemicals); Director, Harnischfeger Industries, Inc.
------------------------------------------------------------------------------

Shirley D. Peterson (9/3/41),/(1)/ Retired; formerly,
President, Hood College; formerly, Partner, Steptoe &
Johnson (attorneys); prior thereto, Commissioner, Internal          1995
Revenue Service; prior thereto, Assistant Attorney General
(Tax), U.S. Department of Justice; Director, Bethlehem
Steel Corp.
------------------------------------------------------------------------------

Fred B. Renwick (2/1/30),/(3)/ Professor of Finance, New York   Nominee
University, Stern School of Business; Director, the
Wartburg Foundation; Chairman, Investment Committee of
Morehouse College Board of Trustees; Director, American
Bible Society Investment Committee; previously member of
the Investment Committee of Atlanta University Board of
Trustees; formerly Director of Board of Pensions
Evangelical Lutheran Church in America.
------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                Year First
 Name (Date of Birth), Principal Occupation and Affiliations     Became a
                                                                   Board
                                                                   Member
----------------------------------------------------------------------------
 William P. Sommers (7/22/33),/(1)/ Consultant and Director,
 SRI Consulting; prior thereto, President and Chief
 Executive Officer, SRI International (research and
 development); prior thereto, Executive Vice President,
 Iameter (medical information and educational service               1981
 provider); prior thereto, Senior Vice President and
 Director, Booz, Allen & Hamilton Inc. (management
 consulting firm); Director, PSI Inc., Evergreen Solar,
 Inc. and Litton Industries.
----------------------------------------------------------------------------

 John G. Weithers (8/8/33),/(3)/ Formerly, Chairman of the        Nominee
 Board and Chief Executive Officer, Chicago Stock Exchange;
 Director, Federal Life Insurance Company; President of the
 Members of the Corporation and Trustee, DePaul University.
------------------------------------------------------------------------------

* Interested person of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
/(1)/ Messrs. Ballantine, Burnham, Dunaway, Hoffman, Sommers and Ms. Peterson serve as board members of 26 investment companies, with 45 portfolios managed by Scudder Kemper.
/(2)/ Ms. Coughlin serves as a board member of 52 investment companies with 97 portfolios managed by Scudder Kemper.
/(3)/ Messrs. Edgar, Renwick and Weithers serve as board members of 16 investment companies with 58 portfolios managed by Scudder Kemper.


Trustees Not Standing for Re-Election:

--------------------------------------------------------------------------------
                                    Present Office with the Fund;
                                 Principal Occupation or Employment
Name (Date of Birth)                      and Directorships
-------------------                       -----------------
--------------------------------------------------------------------------------

Donald R. Jones (1/17/30)        Trustee; Retired; Director, Motorola, Inc.
                                 (manufacturer of electronic equipment and
                                 components); formerly, Executive Vice
                                 President and Chief Financial Officer,
                                 Motorola, Inc.
--------------------------------------------------------------------------------

Thomas W. Littauer (4/26/55)*    Chairman, Trustee and Vice President; Managing
                                 Director, Scudder Kemper; formerly, Head of
                                 Broker Dealer Division of Putnam Investment
                                 Management; formerly, President of Client
                                 Management Services for Fidelity Investments.
--------------------------------------------------------------------------------

*    Interested person of the Fund, as defined in the 1940 Act.

     Appendix 1 lists the number of shares of the Fund owned directly or beneficially by the Trustees and by the nominees for election.

Responsibilities of the Board of Trustees -- Board and Committee Meetings

     The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. The board that is proposed for election at this Meeting is comprised of two individuals who are considered "interested" Trustees, and nine individuals who have no affiliation with Scudder Kemper and who are not considered "interested" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. If the proposed Board of Trustees is approved by shareholders, more than 75% will be Independent Trustees. The Independent Trustees have been selected and nominated solely by the current Independent Trustees of the Fund.

     The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters, and regularly meet privately with their counsel.

     Currently, the Board of Trustees has an Audit Committee and a Nominating and Governance Committee, the responsibilities of which are described below. In addition, the Board has a Valuation Committee and a Contract Renewal Committee. During calendar year 2000, the Board of Trustees met eight times. Each then current Trustee attended 75% or more of the respective meetings of the Board and the Committees (if a member thereof) held during calendar year 2000.

Audit Committee

     The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board of Trustees deems necessary or appropriate. As suggested by the Advisory Group Report, the Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently, the members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Donald R. Jones. The Audit Committee held five meetings during calendar year 2000.

Nominating and Governance Committee

     The Board of Trustees has a Nominating and Governance Committee, comprised of only Independent Trustees, that seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Acquired Trust's Governance Procedures and Guidelines. The Nominating and Governance Committee has a written charter that delineates the committee's duties and powers. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Acquired Trust. Currently, the members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), John W. Ballantine, Shirley D. Peterson and William P. Sommers. The Nominating and Governance Committee held one meeting during calendar year 2000.

Officers

     The following persons are officers of the Fund:

---------------------------------------------------------------------------------------------------------
                                      Present Office with the
                                     Acquired Trust; Principal
Name (Date of Birth)                 Occupation or Employment           Year First Became an Officer/1/
-------------------                  -------------------------          -------------------------------
---------------------------------------------------------------------------------------------------------
Mark S. Casady (9/21/60)           President; Managing Director,
                                   Scudder Kemper; formerly,
                                   Institutional Sales Manager of an                  1998
                                   unaffiliated mutual fund
                                   distributor.
---------------------------------------------------------------------------------------------------------
Thomas W. Littauer (4/26/55)       Vice President, Chairman and
                                   Trustee; Managing Director,
                                   Scudder Kemper; formerly, Head of
                                   Broker Dealer Division of an
                                   unaffiliated investment                            1998
                                   management firm during 1997;
                                   formerly, President of Client
                                   Management Services of an
                                   unaffiliated investment
                                   management firm from 1991 to 1996.
---------------------------------------------------------------------------------------------------------
Philip J. Collora (11/15/45)       Vice President and Secretary;
                                   Attorney, Senior Vice President,                   1989
                                   Scudder Kemper.
---------------------------------------------------------------------------------------------------------
Kathryn L. Quirk (12/3/52)         Vice President; Managing
                                   Director, Scudder Kemper.                          1998
---------------------------------------------------------------------------------------------------------
William F. Truscott (9/14/60)      Vice President; Managing
                                   Director, Scudder Kemper.                          2000
---------------------------------------------------------------------------------------------------------
Irene Chang (6/6/54)               Vice President; Managing Director,
                                   Scudder Kemper.                                    2000
---------------------------------------------------------------------------------------------------------
Linda J. Wondrack (9/12/64)        Vice President; Senior Vice
                                   President, Scudder Kemper.                         1998
---------------------------------------------------------------------------------------------------------
John R. Hebble (6/27/58)           Treasurer; Senior Vice President,
                                   Scudder Kemper.                                    1998
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                      Present Office with the
                                     Acquired Trust; Principal
Name (Date of Birth)                 Occupation or Employment           Year First Became an Officer/1/
-------------------                  -------------------------          -------------------------------
---------------------------------------------------------------------------------------------------------
Maureen E. Kane (2/14/62)          Assistant Secretary; Vice
                                   President, Scudder Kemper;
                                   formerly, Assistant Vice
                                   President of an unaffiliated
                                   investment management firm; prior                1998
                                   thereto, Associate Staff Attorney
                                   of an unaffiliated investment
                                   management firm, and Associate,
                                   Peabody & Arnold (law firm).
---------------------------------------------------------------------------------------------------------
Caroline Pearson (4/1/62)          Assistant Secretary; Senior Vice
                                   President, Scudder Kemper;
                                   formerly, Associate, Dechert                     1998
                                   Price & Rhoads (law firm) 1989 to
                                   1997.
---------------------------------------------------------------------------------------------------------
Brenda Lyons (2/21/63)             Assistant Treasurer; Senior Vice
                                   President, Scudder Kemper.                       1998
---------------------------------------------------------------------------------------------------------

/1/ The President, Treasurer and Secretary each holds office until the first meeting of Trustees in each calendar year and until his or her successor has been duly elected and qualified, and all other officers hold offices as the Trustees permit in accordance with the By-laws of the Fund.


Compensation of Trustees and Officers

     The Fund pays the Independent Trustees a monthly retainer and an attendance fee, plus expenses, for each Board meeting and committee meeting attended. As reflected below, the Trustees currently serve as board members of various other Kemper Funds. Scudder Kemper supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Fund makes no direct payments to them.

     To facilitate the restructuring of the boards of the Kemper Funds, certain Independent Trustees agreed not to stand for re-election. Independent Trustees of the Fund are not entitled to benefits under any pension or retirement plan. However, the Board of each Kemper Fund determined that, particularly given the benefits that would accrue to the Kemper Funds from the restructuring of the boards, it was appropriate to provide the four Independent Trustees who were not standing for re-election for various Kemper Funds a one-time benefit. The cost of such benefit is being allocated among all the Kemper Funds, with Scudder Kemper agreeing to bear one-half of the cost of such benefit, given that Scudder Kemper also benefits from administrative efficiencies of a consolidated board. Mr. Jones, an Independent Trustee of the Fund who is not standing for re-election, will receive such a one-time benefit. The amount received on behalf of each fund for which he serves as a trustee ranges from $1,071 to $8,078.

     The following Compensation Table provides in tabular form the following data:

     Column (1) All Trustees who receive compensation from the Acquired Trust.

     Column (2) Aggregate compensation received by each Trustee from the Acquired Trust during calendar year ended December 31, 2000.

     Column (3) Total compensation received by each Trustee from funds advised by Scudder Kemper (collectively, the "Fund Complex") during calendar year ended December 31, 2000.

Compensation Table

                                   Aggregate Compensation              Total Compensation From
Name of Trustee                    from Acquired Trust                 Fund Complex/(2)(3)/
---------------                    -------------------                 ------------------
---------------------------------------------------------------------------------------------------------
John W. Ballantine                 $  [     ]                          $  [     ]
---------------------------------------------------------------------------------------------------------
Lewis A. Burnham                   $  [     ]                          $  [     ]
---------------------------------------------------------------------------------------------------------
Donald L. Dunaway/(1)/             $  [     ]                          $  [     ]
---------------------------------------------------------------------------------------------------------
Robert B. Hoffman                  $  [     ]                          $  [     ]
---------------------------------------------------------------------------------------------------------
Donald R. Jones                    $  [     ]                          $  [     ]
---------------------------------------------------------------------------------------------------------
Shirley D. Peterson                $  [     ]                          $  [     ]
---------------------------------------------------------------------------------------------------------
William P. Sommers                 $  [     ]                          $  [     ]
---------------------------------------------------------------------------------------------------------

/(1)/ Includes deferred fees. Pursuant to deferred compensation agreements with the Fund, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway are $_______. /(2)/ Includes compensation for service on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds. Each Trustee currently serves on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds.
/(3)/ Aggregate compensation does not reflect amounts paid to the Trustees for special meetings in connection with the Scudder Kemper restructuring initiative. Such amounts totaled [$_______, $_______, $_______, $_______, $_______, $_______
and $_______ for Messrs. Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson,] respectively.

                 The Board of Trustees unanimously recommends that the shareholders of the Fund vote FOR each nominee.

                       PROPOSAL 2: APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.   SYNOPSIS

Introduction

     The Board of Trustees, including all of the Independent Trustees, approved the Plan at a meeting held on November 29, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder International Fund in exchange for Class A, Class B, Class C and Class I shares of Scudder International Fund; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and (c) the termination of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Scudder International Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund. Immediately after the Reorganization, each shareholder of the Fund will hold shares of the class of shares of Scudder

International Fund that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

     Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvestment. Services provided to the Class A, Class B, Class C and Class I shareholders of Scudder International Fund following the Reorganization will be identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

     The Reorganization is part of a broader restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

     As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that further reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Kemper Funds.

     Most of the Scudder Funds have recently adopted a new fee structure for certain administrative services. Under this fee structure, in exchange for payment by a fund of a single administrative fee rate, Scudder Kemper provides or pays for substantially all services that the fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. This administrative fee enables investors to determine with greater certainty the expense level that a fund will experience, and, for the term of the administration agreement, transfers substantially all of the risk of increased costs to Scudder Kemper. Likewise, Scudder Kemper receives all of the benefits of economies of scale from increases in asset size or decreased operating expenses. Scudder International Fund has implemented such an administrative fee, as described in "Administrative Fee" below. As part of the restructuring effort, Scudder Kemper has proposed extending this administrative fee structure to those funds currently offered under the Kemper name.

     The fund consolidations and the consolidation of the boards currently overseeing the Kemper Funds (see Proposal 1 above) are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

     Since receiving Scudder Kemper's proposals on May 24, 2000, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would be subject to the lower fee schedule of the two funds' investment advisory agreements.

     . The fixed fee rate under the Administration Agreement is expected to be less than the estimated current applicable operating expenses the Fund would otherwise pay.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay the estimated costs of the Reorganization allocated to Class A and Class I shares and a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

     .    the Reorganization is in the best interests of the Fund and its shareholders; and

     .    the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees unanimously recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

     This Section will help you compare the investment objectives and policies of the Fund and Scudder International Fund. Please be aware that this is only a summary. More complete information may be found in the Funds' prospectuses.

     The investment objectives, policies and restrictions of the Funds (and, consequently, the risks of investing in either Fund) are similar. Some differences do exist. The investment objective of Scudder International Fund is to seek long-term growth of capital by investing at least 65% of its total assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges). The investment objective of the Fund is to seek total return through a combination of capital growth and income. The Fund invests at least 80% of its total assets in foreign securities (securities issued by foreign-based issuers). There can be no assurance that either Fund will achieve its investment objective.

     Both Funds have the same portfolio management teams that follow a substantially similar process in analyzing investment opportunities. Although Scudder International Fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the U.S.). Similarly, the Fund, although it may invest in companies of any size and from any country, invests at least 65% of its total assets in common stocks of established foreign companies with the potential for capital growth, income or both. The Fund may invest more than 25% of its total assets in any given developed country that the Investment Manager believes poses no unique investment risk. In choosing stocks for each Fund, the Investment Manager uses a combination of bottom-up company research, top-down analysis of the economic outlooks for various countries and geographical regions, and analysis of global themes. Scudder International Fund will normally sell a stock when the Investment Manager believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country. The Fund will normally sell a stock when the Investment Manager believes it has reached its fair value, its underlying investment theme has matured or the reasons for originally investing no longer apply.

     Scudder International Fund may invest up to 20% of its net assets in foreign debt securities, including up to 5% of its total assets in debt securities that are rated below investment-grade (high yield securities, or "junk bonds"). The Fund may invest up to 35% of its net assets in foreign or domestic debt securities of any credit quality, including those rated below investment-grade (i.e., junk bonds). Although each Fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the Investment Manager does not intend to use them as principal investments for either Fund, and might not use them at all.

     The Funds' fundamental and non-fundamental investment restrictions, as set forth under "Investment Restrictions" in each Fund's statement of additional information, are identical, except that the Fund, and not Scudder International Fund, has a fundamental investment restriction stating that the Fund may not purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Fundamental investment restrictions may not be changed without the approval of Fund shareholders, while non-fundamental investment restrictions may be changed by the applicable Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for Scudder International Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended August 31, 2000 was 83%. The portfolio turnover rate for the Fund for the fiscal year ended October 31, 2000 was 89%. A higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Comparative Considerations

     The portfolio characteristics of the combined fund after the Reorganization will reflect the blended characteristics of the Fund and Scudder International Fund. The following characteristics are as of ________, 2000 for both Funds and also reflect the blended characteristics of both Funds after the Reorganization as of that same date.

                           Portfolio Composition (1)
                             As a % of Net Assets

------------------------------------------------------------------------------------------------
                              % in U.S.    % in Non-U.S.    % in     % in     Average
                              Equities     Equities         Bonds    Other    Market-
                                                                              Cap ($)
------------------------------------------------------------------------------------------------
Fund
------------------------------------------------------------------------------------------------
Scudder International Fund
------------------------------------------------------------------------------------------------
Pro Forma (Combined)(2)
------------------------------------------------------------------------------------------------

(1) The Fund normally invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in common stocks of established foreign companies with the potential for capital growth, income or both. Scudder International Fund normally invests at least 65% of its total assets in foreign equities. Although Scudder International Fund may invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the U.S.).

(2) Reflects the blended characteristics of the Fund and Scudder International Fund as of ________, 2000.

Performance

     The following table shows how the returns of the Fund and Scudder International Fund over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                [Insert Table]

     For management's discussion of Scudder International Fund's performance for the fiscal year ended August 31, 2000, please refer to Exhibit B.

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. Scudder Kemper is a Delaware corporation located at 345 Park Avenue, New York, New York 10154-0010.

     Pursuant to separate contracts, both Funds pay the Investment Manager a graduated investment management fee, although the fee rates and breakpoints differ. The fee is graduated so that increases in a Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. From its investment management fee received from the Fund, Scudder Kemper pays to Scudder Investments U.K., Limited ("Scudder UK"), 1 South Place, London, U.K. EC42M 2ZS, the Fund's sub-adviser, a monthly fee at the annual rate of 0.35% of the portion of the Fund's average daily net assets allocated by Scudder Kemper to Scudder UK for management. As of August 31, 2000, Scudder International Fund had total net assets of $4,979,196,944 For the fiscal year ended August 31, 2000, Scudder International Fund paid the Investment Manager a fee of 0.76% of its average daily net assets. As of October 31, 2000, the Fund had total net assets of $549,622,992. For the fiscal year ended October 31, 2000, the Fund paid the Investment Manager a fee of 0.73% of its average daily net assets.

     The fee schedule for the combined fund following the Reorganization will be identical to the current fee schedule for Scudder International Fund. Currently the fee schedules for the Fund and Scudder International Fund are as follows:

-------------------------------------------------------------------------------------------------
                     Fund                                       Scudder International Fund
-------------------------------------------------------------------------------------------------
Average Daily Net Assets          Fee Rate          Average Daily Net Assets           Fee Rate
------------------------          --------          ------------------------           --------
First $250 million                0.75%             First $6 billion                   0.675%
Next  $750 million                0.72%             Next  $1 billion                   0.625%
Next  $1.5 billion                0.70%             Over  $7 billion                   0.600%
Next  $2.5 billion                0.68%
Next  $2.5 billion                0.65%
Next  $2.5 billion                0.64%
Next  $2.5 billion                0.63%
Over  $12.5 billion               0.62%
-------------------------------------------------------------------------------------------------

     Based on the Fund's average daily net assets for the twelve months ended September 30, 2000, the effective advisory fee rate for the Fund was 0.675%. Based upon each Fund's average daily net assets for the twelve months ended September 30, 2000 the effective advisory fee rate for Scudder International Fund after the Reorganization would be 0.675% of average daily net assets.

Administrative Fee

     Scudder International Fund has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by Scudder International Fund (other than those provided by Scudder Kemper under its investment management agreement with that
Fund) in exchange for the payment by Scudder International Fund of an annual administrative services fee (the "Administrative Fee") equal to 0.400%, 0.450%, 0.425% and 0.150% of average daily net assets attributable to the Class A, Class B, Class C and Class I shares, respectively. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its current services agreement and underwriting and distribution agreement with Scudder International Fund are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder International Fund's future expense ratio more predictable. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating expenses. The details of this arrangement (including expenses that are not covered) are set out below.

     Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to Scudder International Fund pursuant to separate agreements. These Service Providers may differ from current Service Providers of the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for Scudder International Fund and maintains its accounting records. Kemper Service Company, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the Class A, Class B, Class C and Class I shares of Scudder International Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman & Company holds the portfolio securities of Scudder International Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder International Fund.

     Under the Administration Agreement, each Service Provider provides the services to Scudder International Fund described above, except that Scudder Kemper pays these entities for the provision of their services to Scudder International Fund and pays most other fund expenses, including insurance, registration, printing and postage fees. In return, Scudder International Fund pays Scudder Kemper the Administrative Fee.

     The Administration Agreement will remain in effect with respect to the Class A, Class B, Class C and Class I shares for an initial term ending September 30, 2003, subject to earlier termination by the directors that oversee Scudder International Fund. The fee payable by Scudder International Fund to Scudder Kemper pursuant to the Administration Agreement will be reduced by the amount of any credit received from Scudder International Fund's custodian for cash balances.

     Certain expenses of Scudder International Fund are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). Scudder International Fund continues to pay the fees required by its investment management agreement with Scudder Kemper. In addition, it pays the fees under its services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Service Fees" below.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A, Class B, Class C and Class I shares of Scudder International Fund, and compares these with the expenses of the Fund. [Statement to be inserted comparing expenses.] Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period.

                           Expense Comparison Table
                                Class A Shares

                                                                                    Scudder
                                                                                 International             Pro Forma
                                                                 Fund                 Fund               (Combined)(1)
                                                                 ----                 ----                --------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                            5.75%                5.75%                  5.75%
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                           None                 None                   None
(Load) (as % of redemption proceeds)(2)


Maximum Deferred Sales Charge (Load) imposed on reinvested         None                 None                   None
dividends

Redemption Fee (as a percentage of amount redeemed, if             None                 None                   None
applicable)

Annual Fund Operating Expenses (unaudited)
----------------------------------------
(as a % of average net assets)
-----------------------------

Management Fees                                                   0.73%                0.68%(3)               0.68%

Rule 12b-1/ASF Fees                                               0.24%                0.25%                  0.24%

Other Expenses                                                    0.47%                0.40%(4)               0.40%

Total Annual Fund Operating Expenses                              1.44%                1.33%                  1.32%

Expense Example of Total Operating Expenses
-------------------------------------------
at the End of the Period(5)
------------------------

One Year                                                        $  713               $  703                 $  702

Three Years                                                     $1,004               $  972                 $  969

Five Years                                                      $1,317               $1,262                 $1,257

Ten Years                                                       $2,200               $2,084                 $2,074

  ________________

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization, including the implementation of Scudder International Fund's new investment management agreement and Administration Agreement.
(2) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and .50% if sold during the second year after purchase.

(3) Restated to reflect Scudder International Fund's new investment management agreement.
(4)  Restated to reflect Scudder International Fund's Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period.

                           Expense Comparison Table
                                Class B Shares

                                                                             Scudder
                                                                         International              Pro Forma
                                                          Fund                Fund                 (Combined)(1)
                                                          ----                ----                  --------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                     None                 None                    None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   4.00%                4.00%                   4.00%
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on            None                 None                    None
reinvested dividends

Redemption Fee (as a percentage of amount redeemed, if     None                 None                    None
applicable)

Annual Fund Operating Expenses (unaudited)
-----------------------------------------
(as a % of average net assets)
-----------------------------

Management Fees                                            0.73%                0.68%(3)                0.68%

Rule 12b-1/ASF Fees                                        1.00%                1.00%                   1.00%

Other Expenses                                             0.45%                0.45%(4)                0.45%

Total Annual Fund Operating Expenses                       2.18%                2.13%                   2.13%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the Period(5)
--------------------------------------------

One Year                                                 $  621               $  616                  $  616

Three Years                                              $  982               $  967                  $  967

Five Years                                               $1,369               $1,344                  $1,344

Ten Years                                                $2,154               $2,071                  $2,071


Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(5)
------

One Year                                                 $  221               $  216                    $  216

Three Years                                              $  682               $  667                    $  667

Five Years                                               $1,169               $1,144                    $1,144

Ten Years                                                $2,154               $2,071                    $2,071

  ___________

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization, including the implementation of Scudder International Fund's new investment management agreement and Administration Agreement.
(2) Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.
(3) Restated to reflect Scudder International Fund's new investment management agreement.
(4)  Restated to reflect Scudder International Fund's Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. Assumes conversion to Class A shares six years after purchase.

                           Expense Comparison Table
                                Class C Shares

                                                                             Scudder
                                                                         International              Pro Forma
                                                          Fund                Fund                 (Combined)(1)
                                                          ----                ----                  --------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                     None               None                     None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   1.00%              1.00%                    1.00%
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on            None               None                     None
reinvested dividends

Redemption Fee (as a percentage of amount redeemed, if     None               None                     None
applicable)

Annual Fund Operating Expenses (Unaudited)
-----------------------------------------
(as a % of average net assets)

Management Fees                                            0.73%                0.68%(3)                  0.68%

Rule 12b-1/ASF Fees                                        1.00%                1.00%                     1.00%

Other Expenses                                             0.43%                0.43%(4)                  0.43%

Total Fund Operating Expenses                              2.16%                2.11%                     2.11%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the
-------------------------------------
Period(5)
------

One Year                                                 $  319               $  314                    $  314

Three Years                                              $  676               $  661                    $  661

Five Years                                               $1,159               $1,134                    $1,134

Ten Years                                                $2,493               $2,441                    $2,441

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(5)
------

One Year                                                 $  219               $  214                    $  214

Three Years                                              $  676               $  661                    $  661

Five Years                                               $1,159               $1,134                    $1,134

Ten Years                                                $2,493               $2,441                    $2,441

  ___________

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization, including the implementation of Scudder International Fund's new investment management agreement and Administration Agreement.
(2) Contingent deferred sale charge on Class C shares is 1% for shares sold during the first year after purchase.
(3) Restated to reflect Scudder International Fund's new investment management agreement.
(4)  Restated to reflect Scudder International Fund's Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

                            Expense Comparison Table
                                 Class I Shares

                                                                             Scudder
                                                                         International              Pro Forma
                                                          Fund                Fund                 (Combined)(1)
                                                          ----                ----                  --------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                     None                 None                   None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                   None                 None                   None
(Load) (as % of redemption proceeds)


Maximum Deferred Sales Charge (Load) imposed on            None                 None                   None
reinvested dividends

Redemption Fee (as a percentage of amount redeemed, if     None                 None                   None
applicable)

Annual Fund Operating Expenses (Unaudited)
----------------------------------------
(as a % of average net assets)

Management Fees                                            0.73%                0.68%(2)               0.68%

Rule 12b-1/ASF Fees                                        None                 None                   None

Other Expenses                                             0.37%                0.15%(3)               0.15%

Total Annual Fund Operating Expenses                       1.10%                0.83%                  0.83%

Expense Example of Total Operating Expenses
-------------------------------------------
at the End of the Period(4)
------------------------

One Year                                                 $  112               $   85                 $   85

Three Years                                              $  350               $  265                 $  265

Five Years                                               $  606               $  460                 $  460

Ten Years                                                $1,340               $1,025                 $1,025

  ___________

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization, including the implementation of Scudder International Fund's new investment management agreement and Administration Agreement.
(2) Restated to reflect Scudder International Fund's new investment management agreement.
(3)  Restated to reflect Scudder International Fund's Administration Agreement.

(4) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period.

Distribution and Services Fees

     Pursuant to an underwriting and distribution services agreement with Scudder International Fund, KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, will act as the principal underwriter and distributor of the Class A, Class B, Class C and Class I shares of that Fund and will act as agent of the Fund in the continuing offer of such shares. Scudder International Fund has adopted distribution plans on behalf of the Class A, Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribution plans for the Fund, Scudder International Fund pays KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares. The distribution plans for Scudder International Fund, however, unlike the distribution plans for the Fund, also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the services agreement described below. Neither KDI nor the Trustees of the Fund believe that the services performed by KDI under the services agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the services agreement are "distribution" services, the distribution plans for Scudder International Fund authorize the payment of the services fee. The fact that the services fee is authorized by Scudder International Fund's distribution plans does not change the fee rate or affect the nature or quality of the services provided by KDI.

     Pursuant to the services agreement with Scudder International Fund, which is substantially identical to the current services agreement with the Fund, KDI receives a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder International Fund. KDI uses the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder International Fund, and may retain any portion of the fee not paid to firms to compensate itself for administrative functions performed for the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares.

Purchases, Exchanges, and Redemptions

     Both Funds are part of the Scudder Kemper complex of mutual funds. The procedures for purchases, exchanges, and redemptions of Class A, Class B, Class C and Class I shares of Scudder International Fund are identical to those of the Fund. Shares of Scudder International Fund are exchangeable for shares of the same class of most other open-end funds advised by Scudder Kemper offering such shares.

     Corresponding classes of shares of Scudder International Fund have identical sales charges to those of the Fund. Scudder International Fund has a maximum initial sales charge of 5.75% on Class A shares. Shareholders who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within 2 years of the date on which they were purchased. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC begins at 4% for shares sold in the first year, declines to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase. Class I shares are sold without a front-end sales charge or a CDSC.

     Class A, Class B, Class C and Class I shares of Scudder International Fund received in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder International Fund as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder International Fund received in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganization.

     Services available to Class A, Class B, Class C and Class I shareholders of Scudder International Fund will be identical to those available to shareholders of the corresponding classes of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, and exchanges by telephone to most other Scudder Kemper funds that offer Class A, Class B, Class C and Class I shares, and reinvestment privileges. Please see the Fund's prospectus for additional information.

Dividends and Other Distributions

     Each Fund intends to distribute its investment company taxable income and any net realized capital gains in November or December. An additional distribution may be made if necessary. Shareholders of each Fund can have their dividends and distributions automatically invested in additional shares of the same class of that Fund, or a different fund in the same family of funds, at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. For retirement plans, reinvestment is the only option.

     If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Other Differences Between the Funds

     Charter Documents.

     The Acquired Trust is established as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration"). The Acquiring Corporation is organized as a Maryland Corporation under Articles of Incorporation (the "Articles"). Although the organizational documents of the Acquired Trust and of the Acquiring Corporation are similar, some differences do exist. The more significant differences are listed below.

     . A trustee of the Acquired Trust may be removed for cause by a majority of the trustees, while removal without cause requires a majority vote of shareholders entitled to vote more than 50% of the votes entitled to be cast on the matter; removal of a director of the Acquiring Corporation requires a majority vote of a) the board of directors, b) a committee of the board of directors appointed for such purpose, or
          c) the stockholders by vote of a majority of the outstanding shares of the Acquiring Corporation.

     . A special meeting of Fund shareholders may be called by shareholders holding at least 25% (or 10% if the purpose is to determine the removal of a trustee) of the Fund's shares then outstanding; the Acquiring Corporation's Articles are silent as to the procedure for calling a special meeting of stockholders.

     . The Acquired Trust's shareholders have the right to vote on the termination or reorganization of the Acquired Trust or a series thereof; the Acquiring Corporation's board of directors may liquidate the Acquiring Corporation or a series of the Acquiring Corporation without a vote of stockholders.

     . The Acquiring Trust's Declaration may be amended by the Trustees if authorized by a majority vote of the shareholders except in certain circumstances where a shareholder vote is not required; the Acquiring Corporation's Articles may be amended or repealed by the Acquiring Corporation without a vote of stockholders.

     Trustees/Directors and Officers.

     The Trustees of the Fund, currently and as proposed under Proposal 1, are different from the Directors of Scudder International Fund. As described in Scudder International Fund's prospectus that has been included in the materials that you received with this document, the following individuals comprise the Board of Directors of Scudder International Fund: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel, and Steven Zaleznick. In addition, the officers of the Fund and Scudder International Fund are different. (See Proposal 1 and the Statement of Additional Information for further information.)

     Fiscal Year.

     The Fund's fiscal year-end is October 31. Scudder International Fund's fiscal year-end is August 31.

     Custodian.

     The Fund's custodian is The Chase Manhattan Bank. Scudder International Fund's custodian is Brown Brothers Harriman & Company.

     Auditors.

     The Fund's auditors are Ernst & Young LLP. Scudder International Fund's auditors are PricewaterhouseCoopers LLP.

Tax Consequences

     As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."

                  *                         *                        *

     The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because of their similar investment objectives, policies and strategies, the principal risks presented by Scudder International Fund are similar to those presented by the Fund. The main risks applicable to each Fund include, among others, market risk, management risk (i.e., securities selection by the Investment Manager), the risks associated with foreign securities (including currency fluctuations, lower liquidity, economic and political risks and differences in accounting methods) and, to the extent a Fund invests in bonds, risk associated with interest rates and credit quality. Because the Fund may invest a greater percentage of its assets in debt securities, especially those that are rated below investment-grade, it may be subject to a greater degree of risk associated with rising interest rates or declines in credit quality. In addition, each Fund may invest a portion of its assets in high yield securities, or "junk bonds," which entail relatively greater risk of loss of income and principal than investments in higher rated securities, and may fluctuate more in value. To the extent that a Fund invests in emerging markets, such Fund would be subject to the risk that emerging markets tend to be more volatile than developed markets. Lastly, the Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to the Funds, see the "Investment Objectives, Policies and Restrictions of the Funds" herein, and the prospectuses and statements of additional information for the Funds.

III. THE PROPOSED TRANSACTION

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Scudder International Fund in exchange for that number of full and fractional Class A, Class B, Class C and Class I shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder International Fund will assume all of the liabilities of the Fund. The Fund will distribute the Class A, Class B, Class C and Class I shares received in the exchange to the shareholders of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class A, Class B, Class C and Class I Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder International Fund identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class A, Class B, Class C and Class I shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class A,

Class B, Class C or Class I shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class A, Class B, Class C or Class I shares of Scudder International Fund distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class A, Class B, Class C or Class I shares of Scudder International Fund received by the shareholder in connection with the Reorganization.

     The obligations of the Fund and the Acquiring Corporation, on behalf of Scudder International Fund under the Plan are subject to various conditions, as stated therein. The Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated:
(i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by [ ], 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Scudder International Fund to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transaction

     As discussed above, the Reorganization is part of a Scudder Kemper initiative that is intended to restructure and streamline the management and operations of the funds Scudder Kemper advises. Scudder Kemper first proposed the Reorganization to the Trustees of the Fund at a meeting held on May 24, 2000, see "Synopsis--Background of the Reorganization" above. This initiative includes five major components:

     (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder Investments name, with a concentration on intermediary distribution;

     (ii) The combination of funds with similar investment objectives and policies, including in particular the combination of the Kemper Funds with similar Scudder Funds currently offered to the general public;

     (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

     (iv) The implementation of an administration agreement for the Kemper Funds similar to that recently adopted by the Scudder Funds covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

     (v) The consolidation of certain boards overseeing funds advised by Scudder Kemper.

     The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as board members. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the May 24th meeting, the Independent Trustees met in person or by telephone on numerous occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper, including the "interested" Trustees. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals.

     Following the conclusion of this process, the Trustees of the Fund, the board members of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan that they believed were in the best interests of shareholders and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 29, 2000, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of the Reorganization and certain related proposals. The Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would be subject to the lower fee schedule of the two funds' investment advisory agreements.

     . The fixed fee rate under the Administration Agreement is expected to be less than the estimated current applicable operating expenses the Fund would otherwise pay.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay the estimated costs of the Reorganization allocated to Class A and Class I shares and a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     As part of their deliberations, the Trustees considered, among other things: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder International Fund after the Reorganization, and between the estimated operating expenses of Scudder International Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund;

(e) prospects for Scudder International Fund to attract additional assets; and
(f) the investment performance of each Fund.

     As part of their analysis, the Trustees considered direct and indirect costs to shareholders including: (a) the direct costs of the Reorganization to be borne by existing shareholders; (b) the potential costs of any necessary rebalancing of the Fund's portfolio; and (c) the potential tax consequences to shareholders as a result of differences in the Funds' realized or unrealized capital gains or losses and capital loss carry-forwards.

     Costs. The anticipated costs of the Reorganization allocable to the Fund are $360,874, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Of these costs, $193,586 (100%) are allocated to and will be borne by the Fund's Class A shares, $119,094 (88.57%) of its allocable portion of $134,460 will be borne by the Fund's Class B shares, $13,777 (43.46%) of its allocable portion of $31,698 will be borne by the Fund's Class C shares, and $1,130 (100%) are allocated to and will be borne by the Fund's Class I shares. Scudder Kemper is bearing the remaining costs, including any cost overruns (except that Scudder International Fund is bearing the SEC and state registration and notice fees which are estimated to be $_________).

     The costs of the Reorganization borne by the Fund have been (or will soon be) expensed, resulting in reductions of $0.0060, $0.0095, $0.0040 and $0.0010 of Class A, Class B, Class C and Class I shares', respectively, net asset value per share. Management of the Fund expects that reduced operating expenses resulting from the Reorganization should allow for recovery of the allocated costs of the Reorganization within six months after the Closing.

     Portfolio Transaction Costs. To consider the potential costs of any necessary rebalancing of the Fund's portfolio as a result of the Reorganization, the Independent Trustees asked for, and Scudder Kemper provided, an estimate of the expected turnover of the securities of the Fund, as a percentage of the assets of the combined fund, as a result of the Reorganization. Scudder Kemper estimated such turnover at 0%, resulting in transaction costs of less than $0.01 per share of the Fund, which the Trustees considered immaterial.

     Potential Tax Consequences. Although the Reorganization will be achieved on a federally tax-free basis (see "Federal Income Tax Considerations" below), there are differences in the Funds' realized or unrealized capital gains or
losses and capital loss carry forwards, which at [    ], 2000 were as follows
(although they may differ at the time of the Closing):

                            [Charts to be inserted]

     As noted above, under the terms of the Plan, shareholders of the Fund will receive shares of Scudder International Fund in an amount equal to the relative net asset value of their Fund shares. The Trustees considered whether an adjustment in this formula should be made for the above tax differentials. The Trustees determined that no adjustment should be made because the potential tax consequences were not material, quantifiable or predictable because of (1) uncertainties as to the amounts of any actual future realization of capital gains or losses in view of future changes in portfolio values, (2) the exemption of some shareholders from federal income taxation, and (3) the differing consequences of federal and various other income taxation upon a distribution received by each shareholder whose tax liability (if any) is determined by the net effect of a multitude of considerations that are individual to the shareholder. Shareholders should, however, review their own tax situation to determine what effect, if any, these potential tax differences may have on them.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal.

     Based on all the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

     Scudder International Fund is a series of the Acquiring Corporation, a corporation organized under the laws of the state of Maryland on June 23, 1975. The Acquiring Corporation's authorized capital consists of approximately 2.25 billion shares of capital stock, par value $0.01 per share, approximately 671 million shares of which are allocated to Scudder International Fund. The Directors of the Acquiring Corporation are authorized to divide the Acquiring Corporation's shares into separate series. Scudder International Fund is one of five series of the Acquiring Corporation. The Directors of the Acquiring Corporation are also authorized to further divide the shares of the series of the Acquiring Corporation into classes. The shares of Scudder International Fund are currently divided into eight classes, Class AARP, Class S, the Barrett International Shares, Class R, Class A, Class B, Class C and Class I. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because distribution costs and certain other expenses approved by the Directors of the Acquiring Corporation are borne directly by the Class incurring such expenses in connection with different methods of distribution and certain other matters.

     Each share of each class of Scudder International Fund represents an interest in Scudder International Fund that is equal to and proportionate with each other share of that class of Scudder International Fund. Scudder International Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder International Fund, other than as described above in "Other Differences Between the Funds--Charter Documents".

     The Acquiring Corporation is organized in Maryland, while the Fund is established in Massachusetts. Under Massachusetts law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains a disclaimer of liability and provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Acquiring Corporation does not provide such a disclaimer of liability or indemnification to its shareholders, because Maryland law generally does not impose such liability on shareholders.

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Scudder International Fund of all or substantially all of the assets of the Fund in exchange solely for Class A, Class B, Class C and Class I shares and the assumption by Scudder International Fund of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Scudder International Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Scudder International Fund in exchange solely for Class A, Class B, Class C and Class I shares and the assumption by Scudder International Fund of all of the liabilities of the Fund or upon the distribution of the Class A, Class B, Class C and Class I shares to shareholders of the Fund in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of Scudder International Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder International Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder International Fund upon the receipt of the assets of the Fund in exchange for Class A, Class B, Class C and Class I shares and the assumption by Scudder International Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class A, Class B, Class C and Class I shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class A, Class B, Class C and Class I shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class A, Class B, Class C and Class I shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

          After the Closing, Scudder International Fund may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

          While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

          Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of Scudder International Fund will be passed on by Dechert, Ten Post Office Square - South, Boston, Massachusetts 02109.

Capitalization

          The following table shows on an unaudited basis the capitalization of the Fund and Scudder International Fund as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(1):

                                                    Scudder                   Pro Forma          Pro Forma
                                    Fund       International Fund            Adjustments         (Combined)
                                    ----       ------------------            -----------          --------
Net Assets
Class S Shares                                     $4,575,441,003                     (3)    $    4,575,441,003
Barrett International Shares                           24,281,102                     (3)    $       24,281,102
Class R Shares                                         39,545,883                     (3)    $       39,545,883
Class AARP Shares                                      67,354,345                     (3)    $       67,354,345
Class A Shares                   $372,995,208                                         (4)    $      372,995,208
Class B Shares                   $139,373,774                                         (4)    $      139,373,774
Class C Shares                   $ 45,011,697                                         (4)    $       45,011,697
Class I Shares                   $ 12,860,171                                         (4)    $       12,860,171
                                 ------------      --------------                            ------------------
Total Net Assets                 $570,240,850      $4,706,622,333                      -     $    5,276,863,183/(2)/
                                 ============      ==============                            ==================
Shares Outstanding
Class S Shares                                         84,562,995                                    84,562,995
Barrett International Shares                              447,072                                       447,072
Class R Shares                                            733,506                                       733,506
Class AARP Shares                                       1,244,712                                     1,244,712
Class A Shares                     31,208,080                                (24,314,803)             6,893,277
Class B Shares                     12,096,862                                 (9,521,113)             2,575,749
Class C Shares                      3,899,641                                 (3,067,786)               831,855
Class I Shares                      1,056,301                                   (818,634)               237,667
Net Asset Value per Share
Class S Shares                                     $        54.11                            $            54.11
Barrett International Shares                       $        54.31                            $            54.31
Class R Shares                                     $        53.91                            $            53.91
Class AARP Shares                                  $        54.11                            $            54.11
Class A Shares                   $      11.95                                                $            54.11
Class B Shares                   $      11.52                                                $            54.11
Class C Shares                   $      11.54                                                $            54.11
Class I Shares                   $      12.17                                                $            54.11

(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Scudder International Fund will be received by the shareholders of the Fund on the date the

     Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder International Fund that actually will be received on or after such date.

(2) Pro forma combined net assets do not reflect expense reductions that would result from the utilization of Scudder International Fund's administration fee for an entire year.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by Scudder International Fund.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Fund.

   The Board of Trustees unanimously recommends that the shareholders of the
                     Fund vote in favor of this Proposal 2.

 PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AUDITORS

          The Board of Trustees, including all of the Independent Trustees, has selected Ernst & Young LLP to act as independent auditors of the Fund for the Fund's current fiscal year and recommends that shareholders ratify such selection. However, if the Plan is approved, as described under Proposal 2, PricewaterhouseCoopers LLP will serve as the independent auditors for the combined fund. One or more representatives of Ernst & Young LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

     The Board of Trustees unanimously recommends that shareholders of the
                    Fund vote in favor of this Proposal 3.

                            ADDITIONAL INFORMATION

Information about the Funds

          Additional information about the Acquiring Corporation and the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place,
Boston, MA 02110-4103, or by calling 1-800-[       ].

          The Acquiring Corporation and the Acquired Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Corporation, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Acquiring Corporation and the Funds.

General

          Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. See "The Proposed Transaction - Board Approval of the Proposed Transaction." In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

          Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

          The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of the Acquired Trust (for a trust-wide vote) or the Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

          The election of the Trustees under Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting on such election. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon.
Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 3, and will have the effect of a "no" vote on Proposal 2.

          Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the
Meeting.  As of February 5, 2001, there were [        ] Class A shares, [
] Class B shares, [             ] Class C shares and [             ] Class I
shares of the Fund outstanding.

          [As of December 31, 2000, the officers and Directors of the Acquiring Corporation as a group owned beneficially less than 1% of the outstanding shares of each class of Scudder International Fund.] Appendix 2 hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares. To the best of each Fund's knowledge, as of December 31, 2000, no person owned beneficially more than 5% of any class of either Fund's outstanding shares, except as stated on Appendix 2.

          Shareholder Communications Corporation ("SCC") has been engaged to
assist in the solicitation of proxies, at an estimated cost of $[        ].  As
the Meeting date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

          In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

          Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

          If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-
[         ].  Any proxy given by a shareholder is revocable until voted at the
Meeting.

          Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

          Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


By Order of the Board,



/s/ Philip J. Collora
Philip J. Collora
Secretary

                       INDEX OF EXHIBITS AND APPENDICES


EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION........................

EXHIBIT B:  MANAGEMENT'S DISCUSSION OF SCUDDER INTERNATIONAL FUND'S
PERFORMANCE.....................................................................

APPENDIX 1:  TRUSTEE AND NOMINEE SHAREHOLDINGS.............................

APPENDIX 2:  BENEFICIAL OWNERS OF FUND SHARES..............................

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


          THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [_] day of [_], 2001, by and among Scudder International Fund, Inc. (the "Acquiring Corporation"), a Maryland corporation, on behalf of Scudder International Fund (the "Acquiring Fund"), a separate series of the Acquiring Corporation, Kemper International Fund (the "Acquired Trust"), a Massachusetts business trust, on behalf of Kemper International Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), the only active series of the Acquired Trust, and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of the Acquiring Corporation is 345 Park Avenue, New York, New York 10154. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

          This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of capital stock ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A, Class B, Class C and Class I shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

          1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

          1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

          1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

          1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

          1.5.    Immediately after the transfer of Assets provided for in
section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to the Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

          1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

          1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Corporation's Charter, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of a Class A, Class B, Class C or Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B, Class C and/or Class I Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A, Class B, Class C and/or Class I share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined in accordance with section
2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be June 18, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. The Chase Manhattan Bank, custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to Brown Brothers Harriman & Company, custodian for the Acquiring Fund, prior to or on the Closing Date and
(b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. State Street Bank and Trust Company ("State Street"), as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A, Class B, Class C and Class I Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

             (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired

Fund, the only active series of the Acquired Trust, is duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

          (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

          (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result
(i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended October 31, 2000, have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since October 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of State Street, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

   4.2. The Acquiring Corporation, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Corporation is a corporation duly organized and validly existing under the laws of the State of Maryland with power under the Acquiring Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Corporation duly designated in accordance with the applicable provisions of the Acquiring Corporation's Charter. The Acquiring Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Corporation or Acquiring Fund.
The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Acquiring Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Acquiring Corporation is not, and the execution, delivery and performance of this Agreement by the Acquiring Corporation will not result (i) in violation of Maryland law or of the Acquiring Corporation's Charter, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended August 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since August 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Corporation (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act,

1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. The Acquired Fund covenants to call a meeting of the Acquired
Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 24, 2001.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Corporation, the Acquired Trust, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Corporation, the Acquired Trust, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

          (a) The Acquiring Corporation has been duly formed and is an existing corporation; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Corporation, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Corporation's Charter, as amended, or By-laws; and
(e) to the knowledge of such counsel, and without any independent investigation,
(i) the Acquiring Corporation is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Corporation, (ii) the Acquiring Corporation is duly registered as an investment company with the Commission and is not subject to any stop order; and
(iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

           The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Corporation and the Acquired Trust.

     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

     6.5. The Acquiring Fund shall have [(i) adopted a new investment management agreement and (ii)] entered into an administrative services agreement with Scudder Kemper, each in a form reasonably satisfactory to the Acquired Fund.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Corporation, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

           (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

           The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Corporation and the Acquired Trust.

     7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Corporation and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Acquiring Corporation, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. The anticipated costs of the Reorganization allocable to the Acquired Fund are $360,874, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Of these costs, $193,586 (100%) are allocated to and will be borne by the Acquired Fund's Class A shares, $119,094 (88.57%) of its allocable portion of $134,460 will be borne by the Acquired Fund's Class B shares, $13,777 (43.46%) of its allocable portion of $31,698 will be borne by the Acquired Fund's Class C shares, and $1,130 (100%) are allocated to and will be borne by the Acquired Fund's Class I shares. Scudder Kemper is bearing the remaining costs, including any cost overruns (except that Scudder International Fund is bearing the SEC and state registration and notice fees which are estimated to be $_________). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before
[   ], 2001, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Joseph R. Fleming, Esq., or to the Acquiring Fund, 345 Park Avenue, New York, New York 10154, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to the Acquired Trust mean and refer to the Board members of the Acquired Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Acquired Trust conducts its business. It is expressly agreed that the obligations of the Acquired Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Acquired Trust or the Acquired Fund personally, but bind only the respective property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust. Moreover, no series of the Acquired Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Acquired Trust's Board members, on behalf of the Acquired Fund, and this Agreement has been signed by authorized officers of the Acquired Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Acquiring Corporation or the Acquired Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                              SCUDDER INTERNATIONAL FUND, INC.
                                     on behalf of Scudder International Fund


_________________________
Secretary
                                     ________________________________
                                     By: ____________________________
                                     Its: ___________________________


Attest:                              KEMPER INTERNATIONAL FUND


_________________________
Secretary
                                     _________________________________
                                     By: _____________________________
                                     Its: ____________________________



AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

________________________________
By: ____________________________
Its: ___________________________

                                   EXHIBIT B

      Management's Discussion of Scudder International Fund's Performance

Performance Update
--------------------------------------------------------------------------------
                                                                 August 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

      Scudder International Fund                       MSCI
           -- Class S shares                    EAFE & Canada Index*

   '90         10000                                  10000
   '91          9728                                   9977
   '92         10334                                   9959
   '93         12337                                  12517
   '94         14192                                  13852
   '95         14344                                  13970
   '96         15640                                  15103
   '97         18245                                  16598
   '98         19392                                  16419
   '99         25610                                  20715
   '00         29985                                  23236

                         Yearly periods ended August 31

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                                    Total Return
Period ended 8/31/2000         Growth of                               Average
                                $10,000             Cumulative         Annual
--------------------------------------------------------------------------------
Scudder International Fund -- Class S shares
--------------------------------------------------------------------------------
1 year                         $  11,709               17.09%           17.09%
--------------------------------------------------------------------------------
5 year                         $  20,905              109.05%           15.89%
--------------------------------------------------------------------------------
10 year                        $  29,985              199.85%           11.61%
--------------------------------------------------------------------------------
MSCI EAFE & Canada Index*
--------------------------------------------------------------------------------
1 year                         $  11,217               12.17%           12.17%
--------------------------------------------------------------------------------
5 year                         $  16,632               66.32%           10.70%
--------------------------------------------------------------------------------
10 year                        $  23,236              132.36%            8.79%
--------------------------------------------------------------------------------

* The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.

         Effective August 14, 2000, the Fund offers four share classes: Class S shares, Barrett International shares, Class R shares and Class AARP shares. In addition, as of the date noted above, all International shares of the Fund were redesignated as Class S shares. The total return information provided is for the Fund's Class S shares class.

         All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                 August 31, 2000

In the following interview, portfolio manager Irene Cheng discusses Scudder International Fund's strategy and the market environment during the twelve-month period ended August 31, 2000.

Q: The international markets performed well over the full twelve-month reporting period, but have struggled in the six months since the last report. What factors have been the cause of these swings?

A: Throughout the period -- particularly in the latter half -- the developed world markets struggled with the faltering euro exchange rate, concerns about rising interest rates, and dramatic moves in a fairly narrow group of technology-related stocks. Although these developments have contributed to negative returns for the fund on a year-to-date basis, full-year performance was nonetheless strong. Over the twelve-month period ended August 31, 2000, the Class S shares of the fund produced a total return of 17.09%, well ahead of the 12.17% return of its unmanaged benchmark, the MSCI EAFE + Canada Index. The fund stacked up well against its peers during the full period, finishing in the top third of funds in the "international" category, as calculated by Lipper Analytical Services. Longer term, the fund's relative performance is also favorable, as it has finished in the top 20% of its category over the three-, five-, and ten-year periods. In addition, Morningstar(TM) has awarded the fund an overall rating of four stars as of August 31, 2000. We believe that these results illustrate the long-term value of the fund's investment strategy, despite the decline in its share price so far in 2000.

Given our focus on larger cap companies in the more developed economies, it is not surprising that Europe and Japan -- and indirectly, the United States -- continue to dominate in terms of their influence on the portfolio. Let's look at each separately:

In Japan, the fund's largest single-country weighting, soft macroeconomic conditions, and low levels of consumer confidence continue to be problematic. Ongoing concerns about the sustainability of the country's economic recovery continue to be a central reason behind this fragile sentiment. The majority of the fund's holdings in Japan are in sectors experiencing significant long-term change such as the electronics, telecom, pharmaceutical, and financial sectors. The Japanese market fared well for most of the first half of the period. By March, however, the worldwide appetite for technology stocks weakened and the Japanese market began to retrace some of its gains. Since the larger Japanese tech companies compete in the global marketplace, the performance of their stocks tended to be correlated with that of their counterparts in the U.S. and Europe. In addition, the continued unwinding of domestic cross-shareholdings had a negative impact on the supply/demand balance in the Japanese equity market.

European markets were influenced by stock market volatility worldwide and the continued rise of global oil prices and interest rates. For the first half of the period, European markets experienced an overwhelmingly positive investment environment. Accelerating economic growth, a strong dollar exchange rate, and healthy merger and acquisition activity helped fuel the market during that time. However, this enthusiastic sentiment turned around abruptly as weakness in the U.S. equity market spread and the European Central Bank began to raise interest rates. Valuations proved unsustainable during the second half of the period, particularly among the technology, media, and telecommunications sectors (commonly referred to as the megasector TMT). And despite the increasing evidence of solid economic recovery all over the continent, the euro exchange rate continued its negative trend.

Q: How much progress have you seen with respect to consolidation and corporate restructuring, two important developments that you have discussed in the past?

A: Restructuring at the corporate level continues to be significant both in Europe and Japan. However, M&A activity has slowed from the last year's fast pace. There are several reasons for this slowdown. First, the global economic upturn has reduced the level of pressure on companies to address structural issues in their businesses. Second, large M&A deals are inherently very complex and difficult to execute. The collapse of several proposed large transactions during this year shows that this cannot be underestimated. And finally, it seems that the regulatory environment for the approval of large deals has become less accommodating, particularly in Europe.

Q: How did you position the portfolio throughout the period?

A: The fund entered the period with an overweight position in the TMT areas. We counterbalanced this exposure with substantial investments in "old economy" stocks, such as producers of industrial commodities and companies undergoing significant corporate restructuring. The fund was underweight in areas such as the retail, financial, and consumer sectors, where we felt that the competitive landscape was becoming increasingly harsh due to the impact of the Internet and the trend toward globalization.

This strategy worked particularly well in the first half of the period as our investments in TMT generally produced outstanding returns. In fact, these were by and large the only sectors that showed absolute gains during a period when investors increased their focus on the so-called new economy. Most old economy stocks, including our investments in companies undergoing significant restructuring and corporate change, performed below expectations during this time.

The broad correction in global equity markets that began in March posed several challenges, including persistent bouts of heightened volatility and a particularly sharp sell-off in TMT stocks. Concerns about interest-rate hikes in the United States, Europe, and even Japan, combined with uncertain growth prospects in these markets, led to a more cautious overall investment environment. The volatility in the TMT area has been a key factor in the fund's underperformance year-to-date. Fortunately, we initiated the process of selective profit-taking during the beginning of the second half of the period. Some of the proceeds were put to work in stocks outside the TMT arena, where attractive opportunities had surfaced in the wake of the market's downturn.

We also reduced our exposure to the more economically sensitive areas of our portfolio, as it became clearer that the central banks in the United States, and to a lesser extent Europe, were committed to slowing economic growth. The proceeds of these sales were largely redeployed to European financials. Stocks in this sector had declined significantly over the past two years as interest rates rose, hopes for further consolidation died down, and the Internet threatened the demise of traditional banking models. Suspecting that this news was fully discounted into stock prices, we increased our position in this area during the spring. We are further encouraged that the recent trend towards reducing capital gains taxes in Europe will allow industry restructuring to once again gain momentum, and that bank managements are beginning to define promising strategies to use the Internet to their advantage.

We continue the process of reducing our exposure to those areas where valuations have become less fundamentally grounded, particularly in TMT. Our actions do not reflect a view that the technological innovation is about to end, however. We continue to commit funds to this area, but we're placing greater emphasis on blue chip companies that we believe are still undervalued in relation to their growth prospects. Our increased stake in optical telecom-infrastructure providers is an example of this strategy.

Q: What are some of the important trends that you feel will drive the performance of the international markets going forward?

A: Although we employ a bottom-up approach to stockpicking, we build the portfolio with a view to the broader trends unfolding within the global economic environment. At present, the construction of the portfolio reflects some of the key themes that we believe will emerge in the year ahead:

 .        U.S. economic growth will slow, resulting in a global soft landing. As noted, we have increased our exposure to European financials and maintain a somewhat overweight position in technology in anticipation of this development.

 .        Continental European economic growth will remain strong relative to
         Japan and the United Kingdom. We remain underweight in the United Kingdom, as well as overweight in France, Germany, and Italy.

 .        In Japan, the pace and sustainability of economic activity are less predictable. We have decreased our exposure to the region and are maintaining our focus on stock-specific issues as the main driver for performance. Additions in the past year include real estate companies, which are poised to benefit from regulatory reform, and the introduction of a REIT (real estate investment trust) market. We have also added several companies in the pharmaceutical sector, which we believe offer attractive valuations relative to their global peers. We anticipate that Japanese pharmaceutical companies will also benefit from industry restructuring over time. The general process of profit-taking in TMT has led to a reduction in the portfolio's technology holdings in Japan.

 .        Corporate restructuring will remain a powerful secular trend, resulting in increased profitability for corporations in Europe, Japan, and the Pacific Basin.

 .        The explosion in mobile telephony, Internet, and PC applications will prove sustainable, and will likely result in continued growth in demand for telecommunications infrastructure, content, and consumer access devices. With an eye towards valuation, we have selectively focused our exposure on well-managed companies poised to be the winners as these trends evolve.

We see two main risks over the next 12 months. The first would be a concerted downturn in the U.S. capital markets, marking the end of a ten-year, bull market run. A downward spiral in U.S. equities, joined by a falling dollar, would clearly not bode well for international markets. The second potential risk is a pickup in inflation, which could result in continued higher interest rates and a hard landing for the global economy. While neither of these outcomes is likely in our opinion, we do expect persistent volatility to rock the markets as these concerns and others continue to occupy investor sentiment. Despite the recent weakness in the overseas markets, however, we believe that investors who stay in the international markets for the long term will ultimately be rewarded by the important changes that continue to transform the overseas economies.

                                  APPENDIX 1

                       Trustee and Nominee Shareholdings

                                  APPENDIX 2

                       Beneficial Owners of Fund Shares

     This Proxy Statement/Prospectus is accompanied by Scudder International Fund's prospectus offering Class A, Class B, Class C and Class I shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on October 30, 2000 (File No. 811-00642), and is incorporated by reference herein.

     Kemper International Fund's prospectus dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 6, 2000 (File No. 811-03136), is incorporated by reference herein.

     Scudder International Fund's statement of additional information offering Class A, Class B, Class C and Class I shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on October 30, 2000 (File No. 811-00642), is incorporated by reference herein.

                                    PART B

                       SCUDDER INTERNATIONAL FUND, INC.
                ______________________________________________

                      Statement of Additional Information
                                March [_], 2001
                ______________________________________________

Acquisition of the Assets of       By and in Exchange for Shares of
Kemper International Fund          Scudder International Fund, a series of
222 South Riverside Plaza          Scudder International Fund, Inc.
Chicago, IL 60606                  (the "Acquiring Corporation")
                                   345 Park Avenue
                                   New York, NY 10154


     This Statement of Additional Information is available to the shareholders of Kemper International Fund in connection with a proposed transaction whereby Scudder International Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper International Fund in exchange for shares of the Scudder International Fund (the "Reorganization").

     This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder International Fund's statement of additional information offering Class A, Class B, Class C and Class I shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on October 30, 2000 (File No. 811-00642) and is incorporated by reference herein.

2. Scudder International Fund's annual report to shareholders for the fiscal year ended August 31, 2000, which was previously filed with the Commission via EDGAR on October 31, 2000 (File No. 811-00642) and is incorporated by reference herein.

3. Kemper International Fund's prospectus dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 6, 2000 (File No. 811-03136) and is incorporated by reference herein.

4. Kemper International Fund's statement of additional information dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 6, 2000 (File No. 811-03136) and is incorporated by reference herein.

5. Kemper International Fund's annual report to shareholders for the fiscal year ended October 31, 1999, which was previously filed with the Commission via EDGAR on December 23, 1999 (File No. 811-03136) and is incorporated by reference herein.

6. Kemper International Fund's semi-annual report to shareholders for the period ended April 30, 2000, which was previously filed with the Commission via EDGAR on June 29, 2000 (File No. 811-03136) and is incorporated by reference herein.

7. The financial statements and schedules of Scudder International Fund and Kemper International Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

    This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March [_], 2001 relating to the Reorganization may be obtained by writing Kemper International Fund at 222 South Riverside Drive, Chicago, IL 60606 or by calling [_] at 1-800-[_]. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Pro Forma
Portfolio of Investments
as of September 30, 2000 (Unaudited)

                                                                                        Scudder           Kemper        Pro Forma
                                                                                     International    International      Combined
                                                                                       Par/Share        Par/Share       Par/Share
                                                                                         Amount           Amount          Amount
                                                                                    ----------------------------------------------
Repurchase Agreements 2.5%
--------------------------

                                 Repurchase Agreement with Donaldson,                129,471,000                     129,471,000
                                 Lufkin & Jenrette, 6.5%, 10/02/2000

                                                                                                                   ---------------
Total Repurchase Agreements (Cost of $129,471,000, $0 and $129,471,000 respectively)                                 129,471,000
                                                                                                                   ===============

Short Term Investments 2.4%
--------------------------

                                 Deutsche Bank Financial, 10/05/2000                  40,000,000                      40,000,000
                                 Deutsche Bank Financial,10/20/2000                   30,000,000                      30,000,000
                                 Verizon Network Technology, 6.490%, 11/07/2000        6,000,000                       6,000,000
                                 Verizon Network Funding, 11/28/2000                  30,000,000                      30,000,000
                                 Federal Home Loan Bank, 10/02/2000                                    16,600,000     16,600,000
                                 Chase Euro Time Deposit, 6.375%, 10/02/2000                              234,000        234,000


Total Short Term Investments (Cost of $105,514,958, $16,831,141, $122,346,099)


Corporate Bonds 0.0%
--------------------

         UNITED KINGDOM          British Aerospace PLC, 7.450%, 11/29/2003            506,989 (a)          76,707        583,696


Total Corporate Bonds (Cost of $351,328, $0 and $351,328 respectively)


Convertible Bonds 0.2%
---------------------

             LUXEMBOURG          Eurotunnel Finance Ltd., 04/30/2040                   10,250 (b)                         10,250


Total Convertible Bonds (Cost of $13,351,889, $0, and $13,351,889 respectively)


Common Stocks 94.9%
------------------

              AUSTRALIA     1.3% Broken Hill Proprietary Co., Ltd.                     3,174,894          387,344      3,562,238
                                 WMC Ltd.                                              4,561,074          589,200      5,150,274
                                 Woodside Petroleum, Ltd.                              1,124,019          140,100      1,264,119





                BELGIUM     0.0% Dexia Strip                                               8,015                           8,015
                                 Dexia                                                     8,015                           8,015





                 CANADA     2.1% Canadian National Railway Co.                         1,557,078          189,700      1,746,778
                                 Nortel Networks Corp.                                   885,317          107,500        992,817





                FINLAND     1.2% Nokia Oyj                                             1,329,660          163,100      1,492,760





                 FRANCE    18.8% Bouygues                                                554,350           70,280        624,630
                                 AXA SA                                                  323,348           38,846        362,194
                                 Christian Dior                                          790,240          101,100        891,340
                                 Banque Nationale de Paris                               622,879           78,967        701,846
                                 Etablissements Economiques du Casino Guichard-
                                     Perrachon S.A.                                      450,360           59,516        509,876
                                 Eurotunnel SA                                        24,681,677        4,754,834     29,436,511
                                 Suez Lyonnaise des Eaux SA                              383,402           46,373        429,775
                                 Lagardere S.C.A.                                        395,074           49,519        444,593
                                 Aventis SA                                            1,453,595          179,196      1,632,791
                                 Schneider Electric SA                                   367,294           44,100        411,394
                                 Total Fina ELF SA                                       815,528          103,804        919,332
                                 Societe BIC SA                                          714,069          101,018        815,087
                                 Dassault Systemes S.A.                                  190,169           23,823        213,992
                                 Rhodia SA                                             2,286,734          283,820      2,570,554
                                 Pinault-Printemps-Redoute SA                            230,597           29,569        260,166

                                                                                     Scudder            Kemper           Pro Forma
                                                                                  International     International        Combined
                                                                                     Market             Market            Market
                                                                                    Value ($)         Value ($)          Value ($)
                                                                                  -------------------------------------------------
Repurchase Agreements 2.5%
--------------------------

                                 Repurchase Agreement with Donaldson,                129,471,000                        129,471,000
                                 Lufkin & Jenrette, 6.5%, 10/02/2000

                                                                                    -----------------------------------------------
Total Repurchase Agreements (Cost of $129,471,000, $0 and $129,471,000 respectively  129,471,000                        129,471,000
                                                                                    ===============================================

Short Term Investments 2.4%
---------------------------

                                 Deutsche Bank Financial, 10/05/2000                  39,971,333                         39,971,333
                                 Deutsche Bank Financial,10/20/2000                   29,897,875                         29,897,875
                                 Verizon Network Technology, 6.490%, 11/07/2000        5,959,917                          5,959,917
                                 Verizon Network Funding, 11/28/2000                  29,685,833                         29,685,833
                                 Federal Home Loan Bank, 10/02/2000                                    16,597,140        16,597,140
                                 Chase Euro Time Deposit, 6.375%, 10/02/2000                              234,000           234,000

                                                                                    -----------------------------------------------
Total Short Term Investments (Cost of $105,514,958, $16,831,141, $122,346,099)       105,514,958       16,831,140       122,346,098
                                                                                    ===============================================

Corporate Bonds 0.0%
--------------------

         UNITED KINGDOM          British Aerospace PLC, 7.450%, 11/29/2003               725,129          109,711           834,840

                                                                                    -----------------------------------------------
Total Corporate Bonds (Cost of $351,328, $0 and $351,328 respectively)                   725,129          109,711           834,840
                                                                                    ===============================================

Convertible Bonds 0.2%
---------------------

             LUXEMBOURG          Eurotunnel Finance Ltd., 04/30/2040                  11,770,065                         11,770,065

                                                                                    -----------------------------------------------
Total Convertible Bonds (Cost of $13,351,889, $0, and $13,351,889 respectively)       11,770,065                         11,770,065
                                                                                    ===============================================

Common Stocks 94.9%
-------------------

              AUSTRALIA     1.3% Broken Hill Proprietary Co., Ltd.                    33,010,941        4,027,407        37,038,348
                                 WMC Ltd.                                             18,875,391        2,438,325        21,313,716
                                 Woodside Petroleum, Ltd.                              8,357,869        1,041,742         9,399,611

                                                                                    -----------------------------------------------
                                                                                      60,244,201        7,507,474        67,751,675
                                                                                    -----------------------------------------------

                BELGIUM     0.0% Dexia Strip                                                  71                                71
                                 Dexia                                                 1,173,426                          1,173,426

                                                                                    -----------------------------------------------
                                                                                       1,173,497                          1,173,497
                                                                                    -----------------------------------------------

                 CANADA     2.1% Canadian National Railway Co.                        45,750,746        5,573,848        51,324,594
                                 Nortel Networks Corp.                                52,731,694        6,402,969        59,134,663

                                                                                    -----------------------------------------------
                                                                                      98,482,440       11,976,817       110,459,257
                                                                                    -----------------------------------------------

                FINLAND     1.2% Nokia Oyj                                            53,850,098        6,605,411        60,455,509

                                                                                    -----------------------------------------------
                                                                                      53,850,098        6,605,411        60,455,509
                                                                                    -----------------------------------------------

                 FRANCE    18.8% Bouygues                                             27,916,706        3,539,255        31,455,961
                                 AXA SA                                               42,206,166        5,070,515        47,276,681
                                 Christian Dior                                       42,548,935        5,443,533        47,992,468
                                 Banque Nationale de Paris                            54,879,885        6,957,531        61,837,416
                                 Etablissements Economiques du Casino Guichard-
                                   Perrachon S.A.                                     27,406,458        3,621,820        31,028,278
                                 Eurotunnel SA                                        21,332,647        4,109,656        25,442,303
                                 Suez Lyonnaise des Eaux SA                           59,411,449        7,185,897        66,597,346
                                 Lagardere S.C.A.                                     23,920,101        2,998,171        26,918,272
                                 Aventis SA                                          108,969,851       13,433,564       122,403,415
                                 Schneider Electric SA                                23,128,958        2,777,032        25,905,990
                                 Total Fina ELF SA                                   119,252,479       15,178,981       134,431,460
                                 Societe BIC SA                                       26,683,492        3,774,863        30,458,355
                                 Dassault Systemes S.A.                               15,455,358        1,936,136        17,391,494
                                 Rhodia SA                                            24,826,627        3,081,379        27,908,006
                                 Pinault-Printemps-Redoute SA                         40,573,322        5,202,637        45,775,959

                Compagnie Generale d'Industrie et de
                Participations                              212,783    25,954    238,737     9,345,667    1,139,929      10,485,596
                Credit Lyonnais SA                        1,010,969   128,552  1,139,521    36,824,080    4,682,447      41,506,527
                Accor SA                                    382,913    45,946    428,859    14,204,089    1,704,359      15,908,448
                STMicroelectronics                        1,184,662   145,644  1,330,306    58,039,349    7,135,439      65,174,788
                Alcatel                                   1,280,221   147,791  1,428,012    81,859,100    9,449,961      91,309,061
                                                                                         ------------------------------------------
                                                                                           858,784,719  108,423,105     967,207,824
                                                                                         ------------------------------------------
GERMANY   11.2% Bayerische Hypo-und Vereinsbank             820,505   101,416    921,921    44,865,957    5,545,519      50,411,476
                Commerzbank AG                              578,818    73,180    651,998    17,152,417    2,168,581      19,320,998
                SAP AG                                        8,463                8,463     1,627,140                    1,627,140
                SAP AG Vorzug                               123,765    16,404    140,169    30,344,966    4,021,968      34,366,934
                E.On AG                                   2,165,199   272,666  2,437,865   111,520,492   14,043,904     125,564,396
                Metro AG                                    597,400    74,100    671,500    24,447,092    3,032,356      27,479,448
                Bayer AG                                  1,140,192   144,899  1,285,091    42,134,323    5,354,555      47,488,878
                Allianz AG                                  158,668    19,535    178,203    51,986,691    6,400,535      58,387,226
                Muenchener Rueckversicherungs-
                Gesellschaft AG                             173,831    21,639    195,470    51,665,560    6,431,483      58,097,043
                Heidelberger Druckmaschinen AG              119,282              119,282     6,669,729                    6,669,729
                ERGO Versicherungs Gruppe AG                214,903    24,325    239,228    32,125,966    3,636,357      35,762,323
                Siemens AG                                  414,108    49,281    463,389    53,231,193    6,334,788      59,565,981
                Celanese AG                                  95,341    15,396    110,737     1,635,473      264,102       1,899,575
                Dresdner Bank AG                          1,079,104   134,319  1,213,423    46,967,179    5,846,132      52,813,311
                                                                                         ------------------------------------------
                                                                                           516,374,178   63,080,280     579,454,458
                                                                                         ------------------------------------------
HONG KONG 1.3%  China Mobile                              3,581,000   440,000  4,021,000    23,883,285    2,934,556      26,817,841
                Legend Holdings Ltd.                     12,252,000 1,288,000 13,540,000    11,628,538    1,222,458      12,850,996
                Li and Fung Limited                       1,704,000   228,000  1,932,000     3,595,190      481,047       4,076,237
                Hutchison Whampoa, Ltd.                   1,690,300   205,600  1,895,900    22,438,330    2,729,291      25,167,621
                                                                                         ------------------------------------------
                                                                                            61,545,343    7,367,352      68,912,695
                                                                                         ------------------------------------------
ITALY     5.8%  Alleanza Assicurazioni SpA                1,440,400   184,300  1,624,700    19,055,414    2,438,151      21,493,565
                Assicurazioni Generali                    1,713,000   204,400  1,917,400    55,067,950    6,570,863      61,638,813
                Banco Intesa SpA                         11,668,959 1,396,835 13,065,794    44,973,591    5,383,572      50,357,163
                Mediobanca SpA                            5,445,400   682,600  6,128,000    57,774,930    7,242,290      65,017,220
                Riunione Adriatica di Sicurta SpA         2,772,450   343,250  3,115,700    36,432,922    4,510,668      40,943,590
                Holding di Partecipazioni
                Industraili SpA                           9,732,500 1,215,600 10,948,100    12,789,533    1,597,427      14,386,960
                San Paolo - IMI S.p.A.                    2,386,500   307,700  2,694,200    38,769,935    4,998,747      43,768,682
                                                                                         ------------------------------------------
                                                                                           264,864,275   32,741,718     297,605,993
                                                                                         ------------------------------------------
JAPAN     23.3% NTT Docomo, Inc.                              2,564       309      2,873    73,514,613    8,859,600      82,374,213
                Chugai Pharmaceutical Co., Ltd.           2,512,000   315,000  2,827,000    45,607,251    5,719,062      51,326,313
                DDI Corp.                                     2,033       259      2,292    13,350,259    1,700,795      15,051,054
                Daiwa Securities Co., Inc.                2,489,000   319,000  2,808,000    29,167,249    3,738,189      32,905,438
                Mizuho Holdings, Inc.                         9,440     1,150     10,590    77,706,252    9,466,334      87,172,586
                East Japan Railway Co.                        8,530     1,015      9,545    47,415,187    5,642,018      53,057,205
                Fujisawa Pharmaceutical Co.                 325,000    49,000    374,000    11,963,559    1,803,737      13,767,296
                Fujitsu, Ltd.                             2,051,000   251,000  2,302,000    47,613,855    5,826,952      53,440,807
                Kyocera Corp.                               313,000    38,000    351,000    47,766,371    5,799,112      53,565,483
                Matsushita Electric Industrial Co., Ltd.  2,218,000   270,000  2,488,000    58,055,309    7,067,148      65,122,457
                Mitsubishi Estate Co., Ltd.               2,588,000   332,000  2,920,000    26,952,349    3,457,566      30,409,915
                Mitsui Fudosan Co., Ltd.                  3,614,000   440,000  4,054,000    45,258,565    5,510,174      50,768,739
                Sakura Bank, Ltd.                         7,116,000   859,000  7,975,000    53,047,503    6,403,570      59,451,073
                Murata Manufacturing Co., Ltd.              238,600    28,900    267,500    32,881,428    3,982,704      36,864,132
                Nintendo Co., Ltd.                          238,400    28,600    267,000    43,503,811    5,218,997      48,722,808
                Nikko Securities Co., Ltd.                3,138,000   381,000  3,519,000    27,862,375    3,382,908      31,245,283
                NEC Corp.                                 2,173,000   269,000  2,442,000    49,340,686    6,107,982      55,448,668
                Nippon Telegraph & Telephone Corp.            1,318       159      1,477    12,921,569    1,558,824      14,480,393
                Nissan Motor Co., Ltd.                    4,966,000   624,000  5,590,000    28,476,878    3,578,246      32,055,124
                Nomura Securities Co., Ltd.               2,494,000   316,000  2,810,000    54,207,362    6,868,294      61,075,656
                Rohm Company Ltd.                            13,800     1,700     15,500     3,779,301      465,566       4,244,867
                Sankyo Co., Ltd.                          1,958,000   235,000  2,193,000    43,553,367    5,227,294      48,780,661
                Sanyo Electric Co., Ltd.                  2,943,000   369,000  3,312,000    25,858,768    3,242,231      29,100,999
                Sony Corp.                                  354,500    59,800    414,300    35,935,257    6,061,857      41,997,114
                Sony Corp. (ADR)                            133,400              133,400    13,465,063                   13,465,063
                Sumitomo Electric Industries, Ltd.        2,098,000   260,000  2,358,000    36,189,142    4,484,832      40,673,974
                TDK Corp.                                                 600        600                     76,027          76,027
                Toshiba Corp.                             5,346,000   656,000  6,002,000    43,066,648    5,284,647      48,351,295
                Yamanouchi Pharmaceutical Co., Ltd.         876,000    90,000    966,000    42,130,966    4,328,524      46,459,490
                                                                                         ------------------------------------------
                                                                                         1,070,590,943  130,863,190   1,201,454,133
                                                                                         ------------------------------------------
KOREA     1.1%  SK Telecom Co., Ltd.                        139,540    17,290    156,830    34,035,672    4,217,262      38,252,934
                Samsung Electronics Co.                      79,910     9,820     89,730    14,475,021    1,778,810      16,253,831
                                                                                         ------------------------------------------
                                                                                            48,510,693    5,996,072      54,506,765
                                                                                         ------------------------------------------

   NETHERLANDS   5.0% VNU NV                                 467,520    58,710     526,230   23,502,771    2,951,420    26,454,191
                      ABN AMRO Holding N.V.                2,792,590   339,190   3,131,780   65,021,221    7,897,524    72,918,745
                      Heineken                               581,800    70,400     652,200   32,326,470    3,911,625    36,238,095
                      Akzo Nobel N.V.                        507,110    64,970     572,080   21,378,345    2,738,954    24,117,299
                      Equant N.V.                            646,800    80,200     727,000   23,530,870    2,917,711    26,448,581
                      Laurus NV                              855,700   124,520     980,220    7,320,442    1,065,258     8,385,700
                      Fortis (NL) NV                         506,800    62,100     568,900   15,509,939    1,900,488    17,410,427
                      Gucci Group N.V. (New York Shares)     406,880    52,200     459,080   41,044,020    5,265,675    46,309,695

                                                                                           ----------------------------------------
                                                                                            229,634,078   28,648,655   258,282,733
                                                                                           ----------------------------------------

     SINGAPORE   0.3% Chartered Semiconductor                224,500    28,800     253,300   13,624,344    1,747,800    15,372,144

                                                                                           ----------------------------------------
                                                                                             13,624,344    1,747,800    15,372,144
                                                                                           ----------------------------------------

         SPAIN   0.9% Telefonica SA                        2,190,389   252,871   2,443,260   43,369,220    5,006,790    48,376,010

                                                                                           ----------------------------------------
                                                                                             43,369,220    5,006,790    48,376,010
                                                                                           ----------------------------------------

        SWEDEN   1.2% Ericsson LM                          3,489,980   415,300   3,905,280   53,059,576    6,313,974    59,373,550

                                                                                           ----------------------------------------
                                                                                             53,059,576    6,313,974    59,373,550
                                                                                           ----------------------------------------

   SWITZERLAND   3.9% Nestle SA                               35,448     4,320      39,768   73,862,823    9,001,563    82,864,386
                      Roche Holding AG                         3,286       417       3,703   28,909,649    3,668,692    32,578,341
                      Schweizerische Rueckversicherungs
                       -Gesellschaft                          12,140     1,550      13,690   23,188,053    2,960,583    26,148,636
                      UBS AG                                 405,567    49,776     455,343   53,991,092    6,626,428    60,617,520

                                                                                           ----------------------------------------
                                                                                            179,951,617   22,257,266   202,208,883
                                                                                           ----------------------------------------

        TAIWAN   0.6% Hon Hai Precision Industry Co., Ltd.       120                   120          789                        789
                      Taiwan Semiconductor Manufacturing
                       Co.                                 3,827,406   453,860   4,281,266   12,708,733    1,507,022    14,215,755
                      United Microelectronics Corp., Ltd.  5,027,900   596,300   5,624,200   10,755,381    1,275,569    12,030,950
                      GigaMedia Ltd.                         382,327    51,900     434,227    3,082,511      418,444     3,500,955

                                                                                           ----------------------------------------
                                                                                             26,547,414    3,201,035    29,748,449
                                                                                           ----------------------------------------

UNITED KINGDOM  16.9% EMI Group PLC                        4,435,885   528,017   4,963,902   35,319,843    4,204,230    39,524,073
                      ARM Holdings PLC                     1,474,084   169,245   1,643,329   16,344,997    1,876,629    18,221,626
                      BOC Group PLC                        2,455,683   278,284   2,733,967   32,407,096    3,672,451    36,079,547
                      British Airways PLC                  4,228,209   541,314   4,769,523   17,815,067    2,280,764    20,095,831
                      SmithKline Beecham PLC               1,916,591   239,794   2,156,385   26,183,014    3,275,884    29,458,898
                      Cable and Wireless PLC               2,483,180   311,855   2,795,035   35,332,980    4,437,364    39,770,344
                      Reuters Group PLC                    3,793,230   474,473   4,267,703   71,703,768    8,969,006    80,672,774
                      Diageo PLC                           4,333,100   544,800   4,877,900   38,622,448    4,855,994    43,478,442
                      Bae Systems PLC                      6,700,374   792,782   7,493,156   36,060,910    4,266,693    40,327,603
                      Glaxo Wellcome PLC                     847,033   106,540     953,573   25,578,499    3,217,269    28,795,768
                      Prudential Corp. PLC                 2,882,592   357,332   3,239,924   39,231,025    4,863,158    44,094,183
                      Rio Tinto PLC                        3,972,225   506,109   4,478,334   57,457,619    7,320,788    64,778,407
                      Vodafone AirTouch PLC               29,195,755 3,637,425  32,833,180  108,699,080   13,542,542   122,241,622
                      Reed International PLC               7,102,700   843,701   7,946,401   56,239,640    6,680,479    62,920,119
                      Rentokil Initial PLC                 5,048,602   617,257   5,665,859   11,296,518    1,381,146    12,677,664
                      BP Amoco PLC                         8,443,909 1,028,969   9,472,878   74,952,274    9,133,633    84,085,907
                      Shell Transport & Trading PLC        9,227,477 1,124,454  10,351,931   74,968,591    9,135,621    84,104,212
                      Granada Media PLC                    2,591,676   311,519   2,903,195   17,234,631    2,071,600    19,306,231

                                                                                          ----------------------------------------
                                                                                            775,448,000   95,185,251   870,633,251
                                                                                          ----------------------------------------


                                                                                          ----------------------------------------
Total Common Stocks (Cost of $3,771,533,319, $504,941,661, $4,276,474,980 respectively)   4,356,054,636  536,922,190 4,892,976,826
                                                                                          ========================================


                                                                                          ----------------------------------------
Total Investment Portfolio (Cost of $4,020,222,494, $521,772,802 and 4,541,995,296
  respectively)                                                                           4,603,535,788  553,863,041 5,157,398,829
                                                                                          ========================================

(a) Par in British pounds.

(b) Represents number of contracts. Each contract equals a nominal value of EUR 2,931.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

       PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                     AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                         Scudder                 Kemper                  Pro Forma                Pro Forma
                                   International Fund       International Fund           Adjustments               Combined
                                  --------------------     --------------------     --------------------     --------------------
Investments, at value             $      4,603,535,788     $        553,863,041                              $      5,157,398,829
Cash                                        16,720,048                    1,523                                        16,721,571
Other assets less liabilities               86,366,497               16,376,286     $                  - (2)          102,742,783
                                  --------------------     --------------------     --------------------     --------------------
Total Net assets                  $      4,706,622,333     $        570,240,850     $                  -     $      5,276,863,183
                                  ====================     ====================     ====================     ====================

Net Assets

Class S Shares                    $      4,575,441,003                                                       $      4,575,441,003
Barrett International Shares      $         24,281,102                                                       $         24,281,102
Class R Shares                    $         39,545,883                                                       $         39,545,883
Class AARP Shares                 $         67,354,345                                                       $         67,354,345
Class A Shares                                             $        372,995,208                              $        372,995,208
Class B Shares                                             $        139,373,774                              $        139,373,774
Class C Shares                                             $         45,011,697                              $         45,011,697
Class I Shares                                             $         12,860,171                              $         12,860,171
Shares Outstanding
Class S Shares                              84,562,995                                                                 84,562,995
Barrett International Shares                   447,072                                                                    447,072
Class R Shares                                 733,506                                                                    733,506
Class AARP Shares                            1,244,712                                                                  1,244,712
Class A Shares                                                       31,208,080              (24,314,803)               6,893,277
Class B Shares                                                       12,096,862               (9,521,113)               2,575,749
Class C Shares                                                        3,899,641               (3,067,786)                 831,855
Class I Shares                                                        1,056,301                 (818,634)                 237,667
Net Asset Value per Share
Class S Shares                    $              54.11                                                                      54.11
Barrett International Shares      $              54.31                                                                      54.31
Class R Shares                    $              53.91                                                                      53.91
Class AARP Shares                 $              54.11                                                                      54.11
Class A Shares                                             $              11.95                                             54.11
Class B Shares                                             $              11.52                                             54.11
Class C Shares                                             $              11.54                                             54.11
Class I Shares                                             $              12.17                                             54.11

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
       FOR THE TWELVE MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                   Scudder           Kemper
                                                                International    International     Pro Forma           Pro Forma
                                                                    Fund              Fund        Adjustments           Combined
                                                               --------------    -------------------------------------------------
Investment Income:
 Interest and dividend income                                  $   64,626,358      8,218,883    $           -         $ 72,845,241
                                                               -------------------------------------------------------------------
       Total Investment Income                                     64,626,358      8,218,883                            72,845,241
 Expenses
   Management fees                                                 36,599,471      4,763,986        (4,278,060) (3)     37,085,397
   12B-1                                                                    -      3,023,318                 -           3,023,318
   Trustees Fees                                                       75,525         25,301                 -  (4)        100,826
   All other expenses                                              17,243,492      2,967,877           604,255  (5)     20,815,624
                                                               -------------------------------------------------------------------
 Total expenses before reductions                                  53,918,488     10,780,482        (3,673,805)         61,025,165
 Expense reductions                                                         -              -                 -                   -
                                                               -------------------------------------------------------------------
  Expenses, net                                                    53,918,488     10,780,482        (3,673,805)         61,025,165
                                                               -------------------------------------------------------------------
Net investment income (loss)                                       10,707,870     (2,561,599)        3,673,805          11,820,076
                                                               -------------------------------------------------------------------


Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments and currency          646,519,448     87,999,980                --         734,519,428

  Net unrealized appreciation (depreciation)
   of investments and currency                                   (408,781,326)   (39,496,298)               --        (448,277,624)
                                                               -------------------------------------------------------------------

Net increase in net assets from operations                     $  248,445,992   $ 45,942,083    $    3,673,805      $  298,061,880
                                                               ===================================================================


               Notes to Pro Forma Combining Financial Statements
                                  (Unaudited)

                              September 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended September 30, 2000 for Scudder International Fund and Kemper International Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx and $xxxxxx to be borne by the Scudder International Fund and the Fund, respectively.

3. Represents reduction in management fees resulting from the utilization of Scudder International Fund's lower investment management agreement for the entire year.

4.  Reduction in trustee fees resulting from the Reorganization.

5. Represents increase in other expenses resulting from the utilization of Scudder International Fund's administration agreement for the entire year.

                          PART C.  OTHER INFORMATION


Item 15.  Indemnification.
--------  ----------------

          A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article Tenth of Registrant's Articles of Incorporation states as follows:

          Tenth:  Liability and Indemnification
          -----   -----------------------------

                  To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                  The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                  The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                  The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

               Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

          Article V of Registrant's Amended and Restated By-Laws states as follows:

                                   ARTICLE V

                         INDEMNIFICATION AND INSURANCE

                    Section 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

                    Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

                    Section 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in fore, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

                    Section 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or thereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

                    Section 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                    Section 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this
          Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 16.  Exhibits.
--------  --------

          (1)            (a)(1)    Articles of Amendment and Restatement of the
                                   Registrant as of January 24, 1991.
                                   (Incorporated by reference to Post-Effective
                                   Amendment No. 56 to the Registrant's
                                   Registration Statement on form N-1A, as
                                   amended (the "Registration Statement").)

                         (a)(2) Articles Supplementary dated September 17, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                         (a)(3) Articles Supplementary dated December 1, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                         (a)(4) Articles Supplementary dated August 3, 1994. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                         (a)(5) Articles Supplementary dated February 20, 1996. (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 46 to the Registration Statement.)

                         (a)(6) Articles Supplementary dated September 5, 1996. (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 52 to the Registration Statement.)

                         (a)(7) Articles Supplementary dated December 12, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                         (a)(8) Articles Supplementary dated March 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                         (a)(9) Articles Supplementary dated December 23, 1997. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

                         (a)(10) Articles Supplementary dated March 2, 1998. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

                         (a)(11) Articles Supplementary dated March 31, 1998. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

                         (a)(12)   Articles of Transfer from Scudder
                                   Institutional Fund, Inc. dated April 3, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                         (a)(13) Articles Supplementary dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                         (a)(14) Articles Supplementary dated March 31, 2000. (Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement.)

          (2)       (b)(1)    Amended and Restated By-Laws of the Registrant
                              dated March 4, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the
                              Registration Statement.)

                    (b)(2) Amended and Restated By-Laws of the Registrant dated September 20, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (b)(3) Amended and Restated By-Laws of the Registrant dated December 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (b)(4) Amended and Restated By-Laws of the Registrant dated September 4, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (b)(5) Amended and Restated By-Laws of the Registrant dated December 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement.)

                    (b)(6) Amended and Restated By-Laws of the Registrant dated February 7, 2000 is incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.

          (3)                 Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

          (5)                 Inapplicable.

          (6)       (d)(1)    Investment Management Agreement between the
                              Registrant, on behalf of Scudder International
                              Fund, and Scudder Kemper Investments, Inc. dated
                              September 7, 1998. (Incorporated by reference to
                              Post-Effective Amendment No. 67 to the
                              Registration Statement.)

                    (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(3) Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(4) Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(5) Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(6) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(7) Investment Management Agreement between the Registrant, on behalf of Scudder International Value Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(8) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                    (d)(9) Form of Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, Inc. and Scudder Kemper Investments, Inc. dated August 28, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                    (d)(10) Amended and Restated Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund and Scudder Kemper Investments, Inc. dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

          (7)       (e)(1)    Underwriting Agreement between the Registrant and
                              Scudder Investor Services, Inc. dated September 7,
                              1998. (Incorporated by reference to Post-Effective
                              Amendment No. 67 to the Registration Statement.)

                    (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

          (8)                 Inapplicable.

          (9)       (g)(1)    Custodian Contract between the Registrant, on
                              behalf of Scudder Latin America Fund, and Brown
                              Brothers Harriman & Co. dated November 25, 1992.
                              (Incorporated by reference to Post-Effective
                              Amendment No. 56 to the Registration Statement.)

                    (g)(2) Custodian Contract between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Brown Brothers Harriman & Co. dated November 25, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(3) Custodian Contract between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Brown Brothers Harriman & Co. dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                    (g)(4) Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated March 7, 1995. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (g)(5) Fee schedule for Exhibit (9)(g)(4). (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                    (g)(6) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Morgan Guaranty Trust Company of New York, Brussels office, dated November 15, 1976. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(7) Fee schedule for Exhibit (9)(g)(6). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(8) Subcustodian Agreement between Brown Brothers Harriman & Co. and The Bank of New York, London office, dated January 30, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(9) Fee schedule for Exhibit (9)(g)(8). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(10) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and The Chase Manhattan Bank, N.A., Singapore office, dated June 9, 1980. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(11) Fee schedule for Exhibit (9)(g)(10). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

                    (g)(12) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated June 4, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(13) Fee schedule for Exhibit (9)(g)(12). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(14) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Citibank, N.A., New York office, dated July 16, 1981. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                    (g)(15) Fee schedule for Exhibit (9)(g)(14). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

          (10)      (a)       Rule 12(b)-1 and Administrative Services Plan with
                              respect to Scudder International Fund Class R shares. (Incorporated by reference to Post-
                              Effective Amendment No. 72 to the Registration
                              Statement.)

                    (b)(1) Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement.)

                    (b)(2) Amended Plan with respect to Scudder International Fund pursuant to Rule 18f-3 dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                    (b)(3) Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                    (b)(4) Plan with respect to Scudder Pacific Opportunities Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                    (b)(5) Plan with respect to Scudder Greater Europe Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                    (b)(6) Plan with respect to Scudder Emerging Markets Growth Fund pursuant to Rule 18f-3. (Incorporated by reference by Post-Effective Amendment No. 80 to the Registration Statement.)

                    (b)(7) Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(8) Amended and Restated Plan with respect to Scudder Pacific Opportunities Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(9) Amended and Restated Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(10) Amended and Restated Plan with respect to Scudder Greater Europe Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(11) Amended and Restated Plan with respect to Scudder Emerging Markets Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(12) Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(13) Scudder Funds Amended and Restated Multi-Distribution System Plan is filed herewith.

     (11)                Opinion and Consent of Dechert is filed herewith.

     (12) Opinion and Consent of Willkie, Farr & Gallagher is to be filed by post-effective amendment.

     (13)      (h)(1)    Transfer Agency and Service Agreement between the
                         Registrant and Scudder Service Corporation dated
                         October 2, 1989. (Incorporated by reference to Post-
                         Effective Amendment No. 56 to the Registration
                         Statement.)

               (h)(2) Fee schedule for Exhibit (13)(h)(1). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(3) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

               (h)(4) Letter Agreement between the Registrant and Cazenove, Inc. dated January 23, 1978, with respect to the pricing of securities. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(5) COMPASS and TRAK 2000 Service Agreement between the Registrant and Scudder Trust Company dated October 1, 1995. (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(7) Administrative Services Agreement between the Registrant and McGladrey & Pullen, Inc. dated September 30, 1995. (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund Accounting Corporation dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting Corporation dated April 12, 1995. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

               (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund dated May 17, 1995. (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund dated May 5, 1995. (Incorporated by reference to
                         Exhibit 9(e)(4) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996. (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective Amendment No. 49 to the Registration Statement.)

               (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund dated June 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(14) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Value Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (h)(16) Administrative Services Agreement between Scudder International Fund, Inc., on behalf of Scudder International Fund, and Scudder Investors Service Company. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(17) Fee schedule for Exhibit (13)(h)(16). (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(18) Agency Agreement between Scudder International Fund, Inc., and Kemper Service Company dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(19) Form of Administrative Agreement between the Registrant on behalf of Scudder International Fund, Inc. and Scudder Kemper Investments, Inc. dated October 2, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

     (14)                Consents of Independent Accountants are filed herewith.

     (15)                Inapplicable.

     (16)                Powers of Attorney are filed herewith.

     (17)                Form of Proxy is filed herewith.


Item 17.  Undertakings.
--------  -------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of December, 2000.


                              SCUDDER INTERNATIONAL FUND, INC.

                              By: /s/ Linda C. Coughlin
                                  ---------------------
                              Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                                  TITLE                         DATE
         ---------                                  -----                         ----
/s/ Linda C. Coughlin                       President and Director          December 21, 2000
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.  *                        Director                 December 21, 2000
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll   *                        Director                 December 21, 2000
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler      *                        Director                 December 21, 2000
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox          *                        Director                 December 21, 2000
---------------------------
Keith R. Fox

/s/ Joan E. Spero         *                        Director                 December 21, 2000
---------------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*                        Director                 December 21, 2000
---------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel        *                        Director                 December 21, 2000
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick      *                        Director                 December 21, 2000
---------------------------
Steven Zaleznick

/s/ John R. Hebble                      Treasurer (Principal Financial      December 21, 2000
---------------------------                and Accounting Officer)
John R. Hebble

          *By:  /s/ Joseph R. Fleming                December 21, 2000
                ----------------------
                Joseph R. Fleming,
                Attorney-in-fact


*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                 EXHIBIT INDEX

Exhibit 10(b)(13) Scudder Funds Amended and Restated Multi-Distribution System Plan

Exhibit 11         Opinion and Consent of Dechert

Exhibit 14         Consents of Independent Accountants

Exhibit 16         Powers of Attorney

Exhibit 17         Form of Proxy